UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Small Cap Index VIP

	Shares	Value ($)

Common Stocks 99.1%
Consumer Discretionary 16.0%
Auto Components 1.0%
Aftermarket Technology Corp.*	12,200	296,216
American Axle & Manufacturing Holdings, Inc. (a)	20,600	563,410
ArvinMeritor, Inc.	30,600	558,450
Bandag, Inc.	4,200	212,898
Cooper Tire & Rubber Co.	26,600	486,514
Drew Industries, Inc.*	7,100	203,628
Fuel Systems Solutions, Inc.*	6,250	115,750
GenTek, Inc.* (a)	5,600	190,736
Lear Corp.	33,100	1,208,481

Modine Manufacturing Co.	16,306	373,407
Noble International Ltd.	4,550	76,349
Quantum Fuel Systems Technologies Worldwide, Inc.*	24,400	29,768
Raser Technologies, Inc.* (a)	6,500	33,800
Sauer-Danfoss, Inc.	3,988	120,039
Superior Industries International, Inc. (a)	13,200	274,956
Tenneco, Inc.*	18,600	473,556
Visteon Corp.*	50,700	432,978

		5,650,936
Automobiles 0.1%
Fleetwood Enterprises, Inc.* (a)	23,177	183,330
Monaco Coach Corp.	12,975	206,692
Winnebago Industries, Inc.	12,294	413,447

		803,469
Distributors 0.2%
Audiovox Corp. "A"*	8,100	119,313
Building Materials Holding Corp. (a)	13,700	248,107
Core-Mark Holding Co., Inc.*	3,400	121,312
DXP Enterprises, Inc.*	1,700	64,940
Keystone Automotive Industries, Inc.*	8,500	286,450
LKQ Corp.*	17,300	378,178
Source Interlink Companies, Inc.*	18,700	125,477

		1,343,777
Diversified Consumer Services 1.3%
Bright Horizons Family Solutions, Inc.*	13,200	498,300
Coinmach Service Corp. "A"	8,000	84,880
Coinstar, Inc.*	10,428	326,396
Corinthian Colleges, Inc.*	37,300	512,875
DeVry, Inc.	24,700	724,945
Educate, Inc.* (a)	13,851	106,099
Home Solutions of America, Inc.* (a)	21,700	103,075
INVESTools, Inc.*	28,400	394,760
Jackson Hewitt Tax Service, Inc.	14,000	450,520
Matthews International Corp. "A"	14,100	573,870
Pre-Paid Legal Services, Inc.* (a)	3,578	179,293
Regis Corp.	21,000	847,770
Sotheby's Holdings, Inc. "A" (a)	27,183	1,209,100
Stewart Enterprises, Inc. "A"	40,100	323,206
Strayer Education, Inc.	6,160	770,000
Universal Technical Institute, Inc.* (a)	9,300	214,644
Vertrue, Inc.*	4,372	210,337

		7,530,070
Hotels Restaurants & Leisure 3.3%
AFC Enterprises, Inc.*	15,600	312,780
Ambassadors Group, Inc.	8,900	295,836
Ambassadors International, Inc. (a)	2,000	92,280
Ameristar Casinos, Inc.	10,900	349,999
Applebee's International, Inc.	32,700	810,306
Bally Technologies, Inc.*	20,800	490,464
Bally Total Fitness Holding Corp.*	16,500	10,065
BJ's Restaurants, Inc.*	4,400	92,972
Bluegreen Corp.*	10,700	120,803
Bob Evans Farms, Inc.	18,142	670,347
Buffalo Wild Wings, Inc.* (a)	3,200	203,840

California Pizza Kitchen, Inc.*	10,800	355,212
CBRL Group, Inc.	11,300	523,190
CEC Entertainment, Inc.*	12,750	529,635
Century Casinos, Inc.*	6,100	50,325
Chipotle Mexican Grill, Inc. "B"*	10,200	585,480
Churchill Downs, Inc.	2,719	123,415
CKE Restaurants, Inc.	28,900	545,054
Cosi, Inc.* (a)	21,100	117,738
Denny's Corp.*	48,500	237,650
Domino's Pizza, Inc.	14,500	470,815
Dover Downs Gaming & Entertainment, Inc.	8,460	108,965
Dover Motorsports, Inc.	3,000	15,750
Gaylord Entertainment Co.*	17,600	930,512
Great Wolf Resorts, Inc.*	13,856	183,315
IHOP Corp.	7,000	410,550
Isle of Capri Casinos, Inc.* (a)	6,811	174,498
Jack in the Box, Inc.* (a)	14,598	1,009,160
Krispy Kreme Doughnuts, Inc.* (a)	25,100	255,769
Landry's Restaurants, Inc.	6,800	201,280
LIFE TIME FITNESS, Inc.* (a)	13,200	678,612
Lodgian, Inc.*	7,274	97,181
Luby's, Inc.*	10,500	102,585
Magna Entertainment Corp. "A"*	17,400	63,336
Marcus Corp.	7,150	166,309
McCormick & Schmick's Seafood Restaurants, Inc.*	3,735	100,135
Monarch Casino & Resort, Inc.*	5,600	145,600
Morgans Hotel Group Co.*	9,600	201,696
Morton's Restaurant Group, Inc.*	6,200	110,298
MTR Gaming Group, Inc.*	10,700	139,956
Multimedia Games, Inc.*	16,500	196,350
O'Charley's, Inc.*	13,400	258,486
P.F. Chang's China Bistro, Inc.* (a)	10,472	438,567
Papa John's International, Inc.* (a)	10,512	309,053
Peet's Coffee & Tea, Inc.*	6,300	174,006
Pinnacle Entertainment, Inc.*	25,900	752,913
Progressive Gaming International Corp.*	19,172	86,274
RARE Hospitality International, Inc.*	17,075	513,787
Red Robin Gourmet Burgers, Inc.*	6,100	236,802
Riviera Holdings Corp.*	4,900	136,955
Ruby Tuesday, Inc.	23,121	661,261
Ruth's Chris Steak House, Inc.*	10,500	213,780
Shuffle Master, Inc.* (a)	15,225	277,856
Six Flags, Inc.* (a)	36,900	221,769
Sonic Corp.*	30,100	670,628
Speedway Motorsports, Inc.	6,854	265,592
Texas Roadhouse, Inc. "A"*	19,100	272,175
The Steak n Shake Co.*	12,075	202,498
Town Sports International Holdings, Inc.*	6,600	143,880
Triarc Companies, Inc. "B"	23,400	402,246
Trump Entertainment Resorts, Inc.*	13,400	242,138
Vail Resorts, Inc.* (a)	13,100	711,723
WMS Industries, Inc.*	10,600	415,944

		19,888,396
Household Durables 1.1%
American Greetings Corp. "A"	20,300	471,163

Avatar Holdings, Inc.* (a)	3,300	235,752
Blyth, Inc.	13,600	287,096
Brookfield Homes Corp. (a)	6,684	214,556
California Coastal Communities, Inc.*	3,160	64,116
Cavco Industries, Inc.*	2,000	69,900
Champion Enterprises, Inc.*	29,100	256,080
CSS Industries, Inc.	1,650	61,842
Directed Electronics, Inc.*	5,300	47,488
Ethan Allen Interiors, Inc.	12,600	445,284
Furniture Brands International, Inc.	18,200	287,196
Hooker Furniture Corp.	3,600	72,180
Hovnanian Enterprises, Inc. "A"* (a)	20,700	520,812
iRobot Corp.* (a)	7,500	98,025
Kimball International, Inc. "B"	12,900	248,712
La-Z-Boy, Inc. (a)	19,600	242,648
Levitt Corp. "A"	9,925	92,402
Lifetime Brands, Inc. (a)	4,200	87,738
M/I Homes, Inc.	5,200	138,060
Meritage Homes Corp.*	8,700	279,444
National Presto Industries, Inc.	1,400	86,296
Orleans Homebuilders, Inc.	1,400	12,390
Palm Harbor Homes, Inc.* (a)	4,450	63,813
Russ Berrie & Co., Inc.*	4,400	62,040
Sealy Corp.	8,500	148,580
Skyline Corp.	1,900	64,106
Stanley Furniture Co., Inc.	7,700	160,160
Tarragon Corp. (a)	5,150	53,406
Technical Olympic USA, Inc. (a)	13,125	52,369
Tempur-Pedic International, Inc. (a)	20,300	527,597
Tupperware Brands Corp.	23,990	598,071
Universal Electronics, Inc.*	3,941	109,796
WCI Communities, Inc.* (a)	15,100	322,234

		6,481,352
Internet & Catalog Retail 0.5%
1-800 FLOWERS.COM, Inc. "A"*	16,600	129,148
Audible, Inc.*	11,800	122,602
Blue Nile, Inc.* (a)	7,400	300,884
dELiA*s, Inc.*	11,091	101,816
drugstore.com, Inc.*	27,200	70,176
FTD Group, Inc.*	7,610	125,793
Gaiam, Inc. "A"*	8,100	127,494
GSI Commerce, Inc.*	15,500	350,145
Netflix, Inc.* (a)	18,100	419,739
Overstock.com, Inc.* (a)	7,100	117,860
PetMed Express, Inc.*	10,600	125,610
Priceline.com, Inc.*	10,616	565,408
Shutterfly, Inc.* (a)	3,000	48,120
Stamps.com, Inc.*	10,500	150,885
Systemax, Inc.* (a)	5,800	108,634
ValueVision Media, Inc. "A"*	11,000	135,960

		3,000,274
Leisure Equipment & Products 0.6%
Arctic Cat, Inc.	6,200	120,838
Callaway Golf Co.	30,200	475,952
JAKKS Pacific, Inc.*	13,500	322,650

K2, Inc.*	16,800	203,112
Leapfrog Enterprises, Inc.*	12,000	128,400
Marine Products Corp.	4,550	43,544
MarineMax, Inc.* (a)	8,600	199,348
Nautilus, Inc. (a)	17,375	268,096
Oakley, Inc.	8,488	170,948
Polaris Industries, Inc. (a)	15,300	734,094
RC2 Corp.*	10,419	420,824
Smith & Wesson Holding Corp.*	13,900	181,951
Steinway Musical Instruments, Inc.	2,100	67,767

		3,337,524
Media 2.2%
Arbitron, Inc.	12,200	572,790
Belo Corp. "A"	40,700	759,869
Carmike Cinemas, Inc. (a)	6,500	150,800
Catalina Marketing Corp.	19,000	600,020
Charter Communications, Inc. "A"* (a)	167,100	466,209
Citadel Broadcasting Corp.	18,900	179,739
CKX, Inc.* (a)	19,100	212,010
Courier Corp.	3,150	123,071
Cox Radio, Inc. "A"*	15,800	215,670
Crown Media Holdings, Inc.*	6,100	32,513
Cumulus Media, Inc. "A"* (a)	21,400	200,732
Emmis Communications Corp. "A"	21,494	181,409
Entercom Communications Corp.	13,500	380,430
Entravision Communications Corp. "A"*	24,500	228,830
Fisher Communications, Inc.*	2,200	106,920
GateHouse Media, Inc.	6,800	138,040
Gemstar-TV Guide International, Inc.*	103,600	434,084
Gray Television, Inc.	15,200	158,384
Harris Interactive, Inc.*	32,000	192,960
Interactive Data Corp.	16,800	415,800
Journal Communications, Inc. "A"	15,000	196,650
Journal Register Co.	22,403	133,522
Lakes Entertainment, Inc.*	7,800	86,970
Lee Enterprises, Inc.	20,500	616,025
Lin TV Corp. "A"*	12,100	192,390
Live Nation, Inc.*	27,900	615,474
LodgeNet Entertainment Corp.*	7,854	241,275
Martha Stewart Living Omnimedia, Inc. "A" (a)	10,622	180,680
Marvel Entertainment, Inc.*	18,600	516,150
Media General, Inc. "A"	10,800	412,128
Mediacom Communications Corp. "A"*	31,200	253,968
Morningstar, Inc.*	6,400	330,496
National CineMedia, Inc.*	18,200	485,940
Outdoor Channel Holdings, Inc.*	3,437	35,126
Playboy Enterprises, Inc. "B"* (a)	14,560	149,822
PRIMEDIA, Inc.*	72,300	192,318
Radio One, Inc. "D"*	36,900	238,374
RCN Corp.*	10,400	265,720
Salem Communications Corp. "A"	3,018	37,725
Scholastic Corp.*	15,300	475,830
Sinclair Broadcast Group, Inc. "A"	19,718	304,643
Spanish Broadcasting System, Inc. "A"*	16,969	67,876
Sun-Times Media Group, Inc. "A"	33,800	167,648

TiVo, Inc.* (a)	36,300	230,505
Valassis Communications, Inc.*	22,900	393,651
Value Line, Inc.	400	19,120
Westwood One, Inc.	35,800	245,946
World Wrestling Entertainment, Inc.	7,822	127,499

		12,963,751
Multiline Retail 0.5%
99 Cents Only Stores*	17,100	251,883
Big Lots, Inc.*	47,700	1,492,056
Freds, Inc.	21,768	319,990
Retail Ventures, Inc.*	9,300	195,765
The Bon-Ton Stores, Inc.	3,800	213,712
Tuesday Morning Corp.	16,300	241,892

		2,715,298
Specialty Retail 3.6%
A.C. Moore Arts & Crafts, Inc.* (a)	6,700	142,978
Aaron Rents, Inc.	18,150	479,886
Aeropostale, Inc.*	22,900	921,267
America's Car-Mart, Inc.* (a)	5,700	76,152
Asbury Automotive Group, Inc.	5,300	149,725
bebe stores, inc.	13,300	231,154
Big 5 Sporting Goods Corp.	10,300	266,976
Blockbuster, Inc. "A"* (a)	82,600	531,944
Books-A-Million, Inc.	8,700	123,888
Borders Group, Inc.	28,100	573,802
Brown Shoe Co., Inc.	11,550	485,100
Build-A-Bear-Workshop, Inc.* (a)	7,300	200,531
Cabela's, Inc. "A"*	12,400	307,644
Cache, Inc.*	5,250	93,188
Casual Male Retail Group, Inc.* (a)	20,200	238,966
Cato Corp. "A"	15,050	352,019
Charlotte Russe Holding, Inc.*	8,700	251,169
Charming Shoppes, Inc.*	53,000	686,350
Christopher & Banks Corp.	14,075	274,040
Citi Trends, Inc.*	3,700	158,138
Conn's, Inc.* (a)	5,200	128,700
Cost Plus, Inc.* (a)	14,001	140,010
CSK Auto Corp.*	17,860	307,192
Deb Shops, Inc.	1,100	29,788
Dress Barn, Inc.*	20,300	422,443
DSW, Inc. "A"* (a)	7,700	325,017
Genesco, Inc.*	8,700	361,311
Group 1 Automotive, Inc.	10,000	397,700
Guess?, Inc.	17,400	704,526
Guitar Center, Inc.*	12,600	568,512
Gymboree Corp.*	14,200	568,994
Haverty Furniture Companies, Inc.	7,500	105,000
Hibbett Sports, Inc.*	13,905	397,544
Hot Topic, Inc.*	19,075	211,733
J. Crew Group, Inc.*	9,200	369,564
Jo-Ann Stores, Inc.*	11,202	305,254
Jos. A. Bank Clothiers, Inc.* (a)	9,221	325,962
Lithia Motors, Inc. "A"	9,100	249,431
Men's Wearhouse, Inc.	19,700	926,885
Midas, Inc.*	7,800	168,246

Monro Muffler Brake, Inc.	5,650	198,315
New York & Co., Inc.*	7,923	125,104
Pacific Sunwear of California, Inc.*	29,100	606,153
Payless ShoeSource, Inc.*	28,000	929,600
Pier 1 Imports, Inc. (a)	33,100	228,721
Rent-A-Center, Inc.*	30,100	842,198
Restoration Hardware, Inc.*	17,300	113,488
Select Comfort Corp.* (a)	22,800	405,840
Shoe Carnival, Inc.*	5,600	186,480
Sonic Automotive, Inc.	11,100	316,350
Stage Stores, Inc.	19,500	454,545
Stein Mart, Inc.	14,996	244,735
Talbots, Inc. (a)	7,400	174,788
The Buckle, Inc.	4,839	172,752
The Children's Place Retail Stores, Inc.*	9,000	501,840
The Finish Line, Inc. "A"	23,200	292,320
The Pep Boys- Manny, Moe & Jack	20,200	385,618
Tween Brands, Inc.*	13,444	480,220
West Marine, Inc.*	9,600	174,816
Wet Seal, Inc. "A"*	39,800	260,690
Zale Corp.*	19,100	503,858
Zumiez, Inc.*	6,200	248,744

		21,405,904
Textiles, Apparel & Luxury Goods 1.6%
Carter's, Inc.*	20,100	509,334
Cherokee, Inc.	3,700	159,322
Columbia Sportswear Co.	5,700	355,167
Crocs, Inc.* (a)	3,600	170,100
Deckers Outdoor Corp.*	5,100	362,202
Fossil, Inc.*	18,800	497,636
Hartmarx Corp.*	9,700	71,780
Iconix Brand Group, Inc.* (a)	20,800	424,320
K-Swiss, Inc. "A"	11,200	302,624
Kellwood Co.	9,582	281,040
Kenneth Cole Productions, Inc. "A"	6,744	173,118
Maidenform Brands, Inc.*	8,108	187,052
Movado Group, Inc.	9,700	285,665
Oxford Industries, Inc.	5,500	271,920
Perry Ellis International, Inc.*	6,300	201,537
Phillips-Van Heusen Corp.	23,700	1,393,560
Quicksilver, Inc.*	50,300	583,480
Skechers USA, Inc. "A"*	4,289	143,982
Steven Madden Ltd.	9,000	262,800
Stride Rite Corp.	16,400	252,396
The Warnaco Group, Inc.*	20,400	579,360
Timberland Co. "A"*	21,100	549,233
True Religion Apparel, Inc.* (a)	8,000	129,920
Under Armour, Inc. "A"*	9,800	502,740
UniFirst Corp.	5,000	191,850
Volcom, Inc.*	7,300	250,828
Weyco Group, Inc.	1,500	38,970
Wolverine World Wide, Inc.	22,100	631,397
Xerium Technologies, Inc.	4,967	39,835

		9,803,168

Consumer Staples 3.3%
Beverages 0.1%
Boston Beer Co., Inc. "A"*	3,500	116,725
Coca-Cola Bottling Co.	1,600	90,608
Jones Soda Co.* (a)	10,900	220,398
MGP Ingredients, Inc.	6,700	136,479
National Beverage Corp.* (a)	4,800	84,192

		648,402
Food & Staples Retailing 1.0%
Arden Group, Inc. "A"	400	53,400
Casey's General Stores, Inc.	21,886	547,369
Central European Distribution Corp.*	14,850	432,284
Great Atlantic & Pacific Tea Co., Inc. (a)	6,568	217,926
Ingles Markets, Inc. "A"	6,600	269,544
Longs Drug Stores Corp.	12,683	654,950
Nash Finch Co.	7,500	258,450
Pantry, Inc.*	10,800	488,376
Pathmark Stores, Inc.*	22,500	288,000
Performance Food Group Co.*	17,000	524,790
Ruddick Corp.	20,300	610,624
Smart & Final, Inc.*	6,800	148,036
Spartan Stores, Inc.	11,600	310,880
The Andersons, Inc. (a)	6,100	270,840
The Topps Co., Inc.	18,296	177,837
United Natural Foods, Inc.*	18,265	559,640
Weis Markets, Inc.	3,800	169,860
Wild Oats Markets, Inc.*	15,689	285,540

		6,268,346
Food Products 1.2%
Alico, Inc.	1,300	74,529
Chiquita Brands International, Inc. (a)	20,500	287,410
Darling International, Inc.*	26,100	169,650
Delta & Pine Land Co.	15,868	653,762
Diamond Foods, Inc.	5,246	87,346
Farmer Brothers Co.	1,700	38,590
Flowers Foods, Inc.	26,137	788,553
Green Mountain Coffee Roasters, Inc.* (a)	3,000	189,150
Hain Celestial Group, Inc.*	16,182	486,593
Imperial Sugar Co.	4,900	164,297
J & J Snack Foods Corp.	4,400	173,756
Lancaster Colony Corp.	11,500	508,185
Lance, Inc.	11,900	240,856
Maui Land & Pineapple Co., Inc.*	1,700	61,455
Pilgrim's Pride Corp.	16,400	544,316
Premium Standard Farms, Inc.	4,077	85,780
Ralcorp Holdings, Inc.*	11,060	711,158
Reddy Ice Holdings, Inc.	5,580	168,404
Sanderson Farms, Inc. (a)	7,450	276,097
Seaboard Corp.	200	452,000
Tootsie Roll Industries, Inc.	13,344	399,909
TreeHouse Foods, Inc.*	11,600	353,452

		6,915,248
Household Products 0.1%
Central Garden & Pet Co. "A"*	28,000	411,600

Spectrum Brands, Inc.* (a)	16,000	101,280
WD-40 Co.	7,000	221,970

		734,850
Personal Products 0.6%
American Oriental Bioengineering, Inc.* (a)	23,200	217,848
Chattem, Inc.*	7,500	442,050
Elizabeth Arden, Inc.*	13,900	303,298
Inter Parfums, Inc.	1,900	39,900
Mannatech, Inc. (a)	7,800	125,268
Medifast, Inc.* (a)	6,300	45,108
NBTY, Inc.*	23,700	1,257,048
Nu Skin Enterprises, Inc. "A"	21,244	350,951
Parlux Fragrances, Inc.* (a)	9,000	50,220
Physicians Formula Holdings, Inc.*	6,100	115,168
Playtex Products, Inc.*	20,500	278,185
Prestige Brands Holdings, Inc.*	11,360	134,616
Revlon, Inc. "A"*	85,000	90,950
USANA Health Sciences, Inc.* (a)	5,100	239,037

		3,689,647
Tobacco 0.3%
Alliance One International, Inc.*	38,300	353,509
M&F Worldwide Corp.*	4,800	228,528
Universal Corp.	11,168	685,157
Vector Group Ltd. (a)	18,899	353,600

		1,620,794
Energy 4.9%
Energy Equipment & Services 2.0%
Allis-Chalmers Energy, Inc.* (a)	11,700	184,275
Atwood Oceanics, Inc.*	10,500	616,245
Basic Energy Services, Inc.*	4,100	95,530
Bristow Group, Inc.*	8,600	313,470
Bronco Drilling Co., Inc.*	8,867	146,926
CARBO Ceramics, Inc. (a)	9,000	418,950
Complete Production Services, Inc.*	12,900	256,839
Dawson Geophysical Co.*	3,200	158,496
Dril-Quip, Inc.*	8,200	354,896
Grey Wolf, Inc.*	74,600	499,820
Gulf Island Fabrication, Inc.	7,100	189,854
GulfMark Offshore, Inc.*	8,600	375,390
Hanover Compressor Co.*	42,700	950,075
Hercules Offshore, Inc.* (a)	10,700	280,982
Hornbeck Offshore Services, Inc.*	9,000	257,850
Hydril*	8,200	789,168
Input/Output, Inc.*	27,600	380,328
Lone Star Technologies, Inc.*	12,236	807,943
Lufkin Industries, Inc.	7,500	421,350
Matrix Service Co.*	12,900	260,967
Metretek Technologies, Inc.*	9,500	126,730
NATCO Group, Inc. "A"*	7,500	255,900
Newpark Resources, Inc.*	33,425	235,646
Oil States International, Inc.*	19,800	635,382
Parker Drilling Co.*	42,300	397,197
PHI, Inc. (Non-Voting)*	4,800	129,888
Pioneer Drilling Co.*	17,900	227,151

RPC, Inc.	14,550	242,403
SulphCo, Inc.* (a)	12,400	42,408
Superior Well Services, Inc.*	3,348	76,502
Trico Marine Services, Inc.*	5,600	208,656
Union Drilling, Inc.*	6,400	90,880
Universal Compression Holdings, Inc.*	13,700	927,216
W-H Energy Services, Inc.*	12,200	570,228

		11,925,541
Oil, Gas & Consumable Fuels 2.9%
Alon USA Energy, Inc.	4,077	147,587
Alpha Natural Resources, Inc.*	19,930	311,506
Arena Resources, Inc.*	5,400	270,648
Atlas America, Inc.*	7,832	442,430
ATP Oil & Gas Corp.*	8,800	330,880
Aurora Oil & Gas Corp.*	23,500	61,335
Aventine Renewable Energy Holdings, Inc.* (a)	13,100	238,682
Berry Petroleum Co. "A"	18,000	551,880
Bill Barrett Corp.* (a)	10,560	342,250
Bois d'Arc Energy, Inc.*	5,005	66,216
Brigham Exploration Co.*	28,700	178,514
Callon Petroleum Co.*	6,400	86,848
Carrizo Oil & Gas, Inc.*	10,600	370,576
Clayton Williams Energy, Inc.*	2,800	79,436
Comstock Resources, Inc.*	16,824	460,641
Crosstex Energy, Inc. (a)	15,100	434,125
Delek US Holdings, Inc.	2,400	45,912
Delta Petroleum Corp.* (a)	27,500	631,400
Edge Petroleum Corp.*	12,300	153,996
Encore Aquisition Co.*	25,700	621,683
Energy Partners Ltd.*	14,400	261,360
Evergreen Energy, Inc.* (a)	28,200	185,274
EXCO Resources, Inc.*	19,900	329,942
Exploration Co. of Delaware*	17,100	185,535
Gasco Energy, Inc.* (a)	26,100	63,684
GeoGlobal Resources, Inc.* (a)	14,500	88,595
Geomet, Inc.* (a)	4,300	37,926
Giant Industries, Inc.*	6,200	469,030
GMX Resources, Inc.* (a)	5,500	169,015
Goodrich Petroleum Corp.* (a)	7,100	238,773
Gulfport Energy Corp.*	3,100	41,416
Harvest Natural Resources, Inc.*	15,400	149,996
Houston Exploration Co.*	11,200	604,240
International Coal Group, Inc.*	43,300	227,325
James River Coal Co.* (a)	10,600	79,182
Mariner Energy, Inc.*	28,260	540,614
MarkWest Hydrocarbon, Inc.	3,300	204,600
McMoRan Exploration Co.* (a)	14,200	194,682
Meridian Resource Corp.*	27,800	66,998
NGP Capital Resources Co.	6,300	99,603
Pacific Ethanol, Inc.* (a)	9,910	168,767
Parallel Petroleum Corp.* (a)	16,200	371,790
Penn Virginia Corp.	9,100	667,940
Petrohawk Energy Corp.*	61,675	812,260
Petroleum Development Corp.*	7,678	411,311
PetroQuest Energy, Inc.*	18,100	211,589

Quest Resource Corp.*	11,300	103,621
Rentech, Inc.* (a)	52,900	166,106
Rosetta Resources, Inc.*	22,152	455,002
Stone Energy Corp.*	10,379	308,153
Swift Energy Co.*	11,120	464,482
Syntroleum Corp.* (a)	27,300	85,176
Toreador Resources Corp.* (a)	7,100	128,865
Transmeridian Exploration, Inc.* (a)	25,600	73,216
USEC, Inc.*	34,633	562,786
VAALCO Energy, Inc.*	28,200	146,076
Venoco, Inc.*	5,400	96,444
VeraSun Energy Corp.* (a)	10,300	204,661
Warren Resources, Inc.* (a)	25,200	328,356
Western Refining, Inc.	10,000	390,200
Westmoreland Coal Co.*	1,900	38,285
Whiting Petroleum Corp.*	14,900	587,209
World Fuel Services Corp.	11,000	508,860

		17,355,490
Financials 21.4%
Capital Markets 1.3%
Apollo Investment Corp.	44,723	957,072
Ares Capital Corp.	27,900	506,943
Calamos Asset Management, Inc. "A"	10,000	223,200
Capital Southwest Corp.	800	122,936
Cohen & Steers, Inc.	5,000	215,400
GAMCO Investors, Inc. "A"	3,200	138,656
GFI Group, Inc.*	5,740	390,148
Gladstone Capital Corp. (a)	5,000	118,400
Greenhill & Co., Inc. (a)	6,900	423,591
Harris & Harris Group, Inc.* (a)	11,800	152,456
Highland Distressed Opportunities, Inc.*	7,500	107,775
Knight Capital Group, Inc. "A"*	48,900	774,576
LaBranche & Co., Inc.*	19,600	159,936
MarketAxess Holdings, Inc.*	17,800	297,972
MCG Capital Corp.	28,800	540,288
MVC Capital, Inc.	5,400	84,510
optionsXpress Holdings, Inc.	11,210	263,883
Penson Worldwide, Inc.*	1,700	51,323
Piper Jaffray Companies, Inc.*	8,094	501,342
Sanders Morris Harris Group, Inc.	3,000	31,950
Stifel Financial Corp.*	4,000	177,200
SWS Group, Inc.	13,066	324,168
Thomas Weisel Partners Group, Inc.*	5,200	98,904
Tradestation Group, Inc.*	15,100	190,109
Waddell & Reed Financial, Inc. "A"	39,700	925,804

		7,778,542
Commercial Banks 6.9%
Alabama National BanCorp.	8,900	630,209
AMCORE Financial, Inc.	13,113	416,338
AmericanWest Bancorp.	2,890	62,251
Ameris Bancorp	4,160	101,837
Arrow Financial Corp.	3,700	82,880
BancFirst Corp.	1,600	74,160
BancTrust Financial Group, Inc.	2,300	48,668

Bank of Granite Corp.	4,390	78,669
Bank of the Ozarks, Inc.	5,100	146,472
BankFinancial Corp.	7,700	125,279
Banner Corp.	4,000	166,200
Boston Private Financial Holdings, Inc.	15,256	425,948
Cadence Financial Corp.	3,833	76,660
Camden National Corp.	2,900	125,860
Capital City Bank Group, Inc. (a)	4,043	134,632
Capital Corp. of the West	4,020	106,731
Capitol Bancorp., Ltd.	4,500	165,825
Cardinal Financial Corp.	11,600	115,768
Cascade Bancorp. (a)	14,925	387,154
Cathay General Bancorp.	26,036	884,703
Centennial Bank Holdings, Inc.*	22,100	191,165
Center Financial Corp.	5,700	112,689
Centerstate Banks of Florida, Inc. (a)	1,900	33,573
Central Pacific Financial Corp.	15,212	556,303
Chemical Financial Corp.	14,544	433,266
Chittenden Corp.	23,326	704,212
Citizens Banking Corp.	38,420	851,387
City Holding Co.	7,200	291,240
CoBiz, Inc.	4,400	87,604
Columbia Bancorp.- Oregon	2,700	64,827
Columbia Banking System, Inc.	6,218	209,733
Community Bancorp.*	6,100	187,575
Community Bank System, Inc.	14,500	303,340
Community Banks, Inc.	7,540	179,980
Community Trust Bancorp., Inc.	4,729	171,332
CVB Financial Corp.	25,984	309,210
Enterprise Financial Services Corp. (a)	3,141	87,948
Farmers Capital Bank Corp.	1,500	44,070
First BanCorp. Puerto Rico	35,400	469,404
First BanCorp.-North Carolina	4,050	86,589
First Charter Corp.	12,900	277,350
First Commonwealth Financial Corp.	33,682	395,763
First Community Bancorp.	11,784	666,267
First Community Bancshares, Inc.	3,449	134,511
First Financial Bancorp.	10,442	157,779
First Financial Bankshares, Inc.	6,986	292,155
First Financial Corp. -Indiana	3,810	117,920
First Indiana Corp.	3,325	72,651
First Merchants Corp.	6,928	164,332
First Midwest Bancorp., Inc.	25,400	933,450
First Regional Bancorp.*	2,235	66,380
First Republic Bank	10,950	588,015
First Source Corp.	4,049	105,962
First South Bancorp., Inc. (a)	3,000	92,070
First State Bancorp.	12,700	286,385
FirstMerit Corp.	34,600	730,406
FNB Corp.-Pennsylvania (a)	31,600	532,460
FNB Corp.-Virginia	1,700	60,911
Frontier Financial Corp. (a)	20,230	504,738
GB&T Bancshares, Inc.	5,375	97,449
Glacier Bancorp., Inc.	21,637	520,153
Great Southern Bancorp, Inc.	3,000	87,840

Greater Bay Bancorp.	21,800	586,202
Greene County Bancshares, Inc.	3,344	113,395
Hancock Holding Co.	14,300	628,914
Hanmi Financial Corp.	21,842	416,309
Harleysville National Corp.	10,130	180,517
Heartland Financial USA, Inc.	4,250	113,688
Heritage Commerce Corp.	3,100	79,019
Home Bancshares, Inc. (a)	4,800	105,840
Horizon Financial Corp.	5,375	118,680
IBERIABANK Corp.	5,675	315,870
Independent Bank Corp. -Massachusetts	5,800	191,052
Independent Bank Corp. -Michigan	11,532	234,907
Integra Bank Corp.	7,522	167,665
International Bancshares Corp.	16,500	489,555
Intervest Bancshares Corp.*	3,600	103,320
Investors Bancorp, Inc.*	25,400	366,776
Irwin Financial Corp.	8,300	154,712
Lakeland Bancorp, Inc.	4,148	56,205
Lakeland Financial Corp.	3,200	72,640
Macatawa Bank Corp.	5,668	104,291
MainSource Financial Group, Inc.	3,858	65,509
MB Financial, Inc.	14,772	531,940
MBT Financial Corp. (a)	3,700	47,767
Mercantile Bank Corp.	3,640	118,227
MetroCorp Bancshares, Inc.	1,350	28,620
Mid-State Bancshares	12,300	451,287
Midwest Banc Holdings, Inc. (a)	7,700	136,367
Nara Bancorp., Inc.	12,400	217,124
National Penn Bancshares, Inc.	17,336	327,650
NBT Bancorp, Inc.	13,897	325,607
Old National Bancorp.	35,402	643,608
Old Second Bancorp, Inc.	3,898	106,805
Omega Financial Corp.	4,100	116,891
Oriental Financial Group, Inc.	7,442	87,667
Pacific Capital Bancorp.	22,944	736,961
Park National Corp.	5,050	477,124
Peoples Bancorp, Inc.	5,395	142,482
Pinnacle Financial Partners, Inc.*	5,000	152,550
Placer Sierra Bancshares	7,900	213,774
Preferred Bank, Los Angeles	4,350	170,563
PremierWest Bancorp. (a)	3,881	52,432
PrivateBancorp, Inc. (a)	9,500	347,320
Prosperity Bancshares, Inc.	15,100	524,574
Provident Bankshares Corp.	16,797	551,949
Renasant Corp.	4,500	111,060
Republic Bancorp., Inc. "A"	1,936	43,777
Royal Bancshares of Pennsylvania, Inc. "A"	343	8,146
S&T Bancorp, Inc.	9,060	299,342
S.Y. Bancorp, Inc.	3,360	83,530
Sandy Spring Bancorp., Inc.	6,600	228,624
Santander BanCorp.	1,284	22,611
SCBT Financial Corp.	2,293	83,151
Seacoast Banking Corp. of Florida (a)	9,260	209,924
Security Bank Corp.	4,200	84,588
Shore Bancshares, Inc.	2,200	58,190

Sierra Bancorp.	900	25,254
Signature Bank*	15,400	501,116
Simmons First National Corp. "A"	4,100	123,287
Smithtown Bancorp, Inc.	1,870	48,620
Southside Bancshares, Inc.	2,177	49,875
Southwest Bancorp., Inc.	5,700	146,433
Sterling Bancorp.	9,618	174,086
Sterling Bancshares, Inc.	36,037	402,894
Sterling Financial Corp.	24,911	776,974
Sterling Financial Corp.-Pennsylvania	11,428	253,702
Suffolk Bancorp.	2,900	93,612
Sun Bancorp, Inc.*	4,943	91,890
Superior Bancorp.*	5,800	62,640
Susquehanna Bancshares, Inc.	26,947	624,901
SVB Financial Group*	15,400	748,286
Taylor Capital Group, Inc.	2,000	70,000
Texas Capital Bancshares, Inc.*	13,900	284,950
The Bancorp, Inc.*	4,284	111,384
Tompkins Trustco, Inc.	2,610	109,255
TriCo Bancshares	4,600	108,882
Trustmark Corp.	24,900	698,196
U. S. B Holding Co., Inc.	3,803	86,290
UCBH Holdings, Inc.	42,500	791,350
UMB Financial Corp.	16,984	641,316
Umpqua Holdings Corp.	27,393	733,311
Union Bankshares Corp.	3,900	101,166
United Bankshares, Inc.	19,300	676,079
United Community Banks, Inc.	12,100	396,759
United Securities Bancshares (a)	1,700	32,419
Univest Corp. of Pennsylvania	3,150	78,026
Vineyard National Bancorp. Co.	6,830	157,363
Virginia Commerce Bancorp, Inc.*	6,196	134,143
Virginia Financial Group, Inc.	2,550	66,122
W Holding Co., Inc. (a)	39,300	196,500
Washington Trust Bancorp, Inc.	3,700	99,197
WesBanco, Inc.	7,700	237,699
West Bancorp., Inc.	5,045	76,129
West Coast Bancorp.	6,200	198,214
Westamerica Bancorp.	13,600	655,112
Western Alliance Bancorp.*	4,039	125,371
Wilshire Bancorp, Inc.	8,500	139,400
Wintrust Financial Corp.	13,750	613,387
Yardville National Bancorp.	4,500	163,395

		40,928,921
Consumer Finance 0.5%
Advance America Cash Advance Centers, Inc.	25,650	394,754
Advanta Corp. "B"	8,900	390,176
Cash America International, Inc.	11,600	475,600
CompuCredit Corp.* (a)	8,993	280,761
Credit Acceptance Corp.*	3,037	82,576
Dollar Financial Corp.*	7,000	177,100
EZCORP, Inc. "A"*	17,400	256,302
First Cash Financial Services, Inc.*	14,600	325,288
QC Holdings, Inc.	1,332	17,702
Rewards Network, Inc.*	10,589	56,122

United PanAm Financial Corp.*	3,400	42,500
World Acceptance Corp.*	9,200	367,540

		2,866,421
Diversified Financial Services 0.4%
Asset Acceptance Capital Corp.*	7,334	113,457
ASTA Funding, Inc. (a)	5,100	220,218
Compass Diversified Trust	3,300	55,341
Financial Federal Corp.	9,750	256,620
Freedom Acquisition Holdings, Inc.*	22,900	219,153
International Securities Exchange, Inc.	15,800	771,040
Marlin Business Services Corp.*	3,540	77,455
Medallion Financial Corp.	4,300	49,192
NewStar Financial, Inc.*	6,000	100,560
PICOHoldings, Inc.*	3,200	136,672
Portfolio Recovery Associates, Inc.* (a)	7,700	343,805
Resource America, Inc.	6,400	151,232

		2,494,745
Insurance 2.8%
21st Century Insurance Group	11,400	241,680
Affirmative Insurance Holdings, Inc.	5,100	88,230
Alfa Corp.	12,100	223,608
American Equity Investment Life Holding Co.	30,172	396,158
American Physicians Capital, Inc.*	5,400	216,432
AmTrust Financial Services, Inc. (a)	11,100	117,216
Argonaut Group, Inc.*	13,900	449,804
Baldwin & Lyons, Inc.	2,725	69,351
Bristol West Holdings, Inc.	5,500	121,935
CNA Surety Corp.*	4,150	87,565
Commerce Group, Inc.	27,100	814,084
Crawford & Co. "B"	5,900	34,220
Delphi Financial Group, Inc. "A"	20,431	821,939
Direct General Corp.	7,100	150,946
Donegal Group, Inc. "A"	3,666	62,249
EMC Insurance Group, Inc.	1,400	36,120
Employers Holdings, Inc.*	24,600	492,492
FBL Financial Group, Inc.	4,816	188,450
First Acceptance Corp.*	4,505	47,167
First Mercury Financial Corp.*	4,900	100,695
FPIC Insurance Group, Inc.*	6,100	272,487
Great American Financial Resources, Inc.	3,304	80,882
Harleysville Group, Inc.	6,800	220,932
Hilb, Rogal & Hobbs Co.	16,400	804,420
Horace Mann Educators Corp.	16,868	346,637
Independence Holding Co.	640	13,850
Infinity Property & Casualty Corp.	10,800	506,088
James River Group, Inc.*	2,620	82,032
Kansas City Life Insurance Co.	1,100	49,500
LandAmerica Financial Group, Inc.	6,800	502,588
Meadowbrook Insurance Group, Inc.*	14,900	163,751
National Financial Partners Corp.	15,900	745,869
National Interstate Corp.	5,269	135,729
National Western Life Insurance Co. "A"	700	171,360
Navigators Group, Inc.*	5,600	280,952
NYMAGIC, Inc.	1,400	57,190
Odyssey Re Holdings Corp.	6,702	263,456

Ohio Casualty Corp.	26,142	782,953
Phoenix Companies, Inc.	55,200	766,176
PMA Capital Corp. "A"*	14,700	138,033
Presidential Life Corp.	9,200	181,424
ProAssurance Corp.*	14,427	737,941
RLI Corp.	10,000	549,300
Safety Insurance Group, Inc.	7,400	296,888
SCPIE Holdings, Inc.*	3,100	70,370
Seabright Insurance Holdings*	10,212	187,901
Selective Insurance Group, Inc.	25,300	644,138
State Auto Financial Corp.	4,800	154,224
Stewart Information Services Corp.	7,700	321,783
The Midland Co.	3,800	161,196
Tower Group, Inc.	8,600	277,092
U.S.I. Holdings Corp.*	20,000	337,000
United Fire & Casualty Co.	9,300	326,709
Universal American Financial Corp.*	20,400	395,352
Zenith National Insurance Corp.	17,050	805,954

		16,592,498
Real Estate Investment Trusts 7.4%
Acadia Realty Trust (REIT)	10,827	282,260
Agree Realty Corp. (REIT)	4,300	146,802
Alexander's, Inc. (REIT)*	700	288,190
Alexandria Real Estate Equities, Inc. (REIT)	12,597	1,264,361
American Campus Communities, Inc. (REIT)	9,700	293,813
American Financial Realty Trust (REIT)	54,100	545,328
American Home Mortgage Investment Corp. (REIT) (a)	17,535	473,270
Anthracite Capital, Inc. (REIT)	26,600	319,200
Anworth Mortgage Asset Corp. (REIT)	14,100	137,757
Arbor Realty Trust, Inc. (REIT)	8,500	258,740
Ashford Hospitality Trust (REIT)	22,000	262,680
BioMed Realty Trust, Inc. (REIT)	32,100	844,230
Capital Lease Funding, Inc. (REIT)	14,400	154,224
Capital Trust, Inc. "A" (REIT)	6,600	300,762
Cedar Shopping Centers, Inc. (REIT)	14,700	238,140
Corporate Office Properties Trust (REIT)	16,900	771,992
Cousins Properties, Inc. (REIT)	19,500	640,770
Crescent Real Estate Equities Co. (REIT)	37,700	756,262
Crystal River Capital, Inc. (REIT)	3,200	85,888
DCT Industrial Trust, Inc. (REIT)	73,000	863,590
Deerfield Triarc Capital Corp. (REIT)	17,900	268,321
DiamondRock Hospitality Co. (REIT)	37,500	712,500
Digital Realty Trust, Inc. (REIT)	13,800	550,620
EastGroup Properties, Inc. (REIT)	8,100	413,343
Education Realty Trust, Inc. (REIT)	12,990	191,992
Entertainment Properties Trust (REIT)	12,375	745,594
Equity Inns, Inc. (REIT)	20,400	334,152
Equity Lifestyle Properties, Inc. (REIT)	10,400	561,704
Equity One, Inc. (REIT)	17,850	473,025
Extra Space Storage, Inc. (REIT)	24,400	462,136
FelCor Lodging Trust, Inc. (REIT)	23,731	616,294
Fieldstone Investment Corp. (REIT)	21,000	64,470
First Industrial Realty Trust, Inc. (REIT) (a)	21,500	973,950
First Potomac Realty Trust (REIT)	9,800	279,986
Franklin Street Properties Corp. (REIT)	23,319	447,258

Friedman, Billings, Ramsey Group, Inc. "A" (REIT)	58,500	322,920
Getty Realty Corp. (REIT)	5,200	149,448
Glimcher Realty Trust (REIT) (a)	20,300	548,506
GMH Communities Trust (REIT)	14,200	141,858
Gramercy Capital Corp. (REIT)	6,300	193,284
Healthcare Realty Trust, Inc. (REIT)	23,200	865,360
Hersha Hospitality Trust (REIT)	14,300	168,454
Highland Hospitality Corp. (REIT)	21,600	384,480
Highwoods Properties, Inc. (REIT)	27,000	1,066,230
Home Properties, Inc. (REIT) (a)	17,300	913,613
HomeBanc Corp. (REIT) (a)	18,600	64,914
Impac Mortgage Holdings, Inc. (REIT)	28,900	144,500
Inland Real Estate Corp. (REIT) (a)	31,000	568,540
Innkeepers USA Trust (REIT)	15,400	250,712
Investors Real Estate Trust (REIT)	12,800	135,552
Jer Investors Trust, Inc. (REIT)	8,200	155,964
Kite Realty Group Trust (REIT)	8,700	173,565
KKR Financial Corp. (REIT)	36,100	990,223
LaSalle Hotel Properties (REIT)	17,200	797,392
Lexington Realty Trust (REIT) (a)	35,480	749,692
Longview Fibre Co. (REIT)	27,884	686,783
LTC Properties, Inc. (REIT)	7,400	191,734
Luminent Mortgage Capital, Inc. (REIT)	27,014	241,505
Maguire Properties, Inc. (REIT)	16,400	583,184
Medical Properties Trust, Inc. (REIT)	22,746	334,139
MFA Mortgage Investments, Inc. (REIT)	29,300	225,610
Mid-America Apartment Communities, Inc. (REIT)	11,800	663,868
National Health Investors, Inc. (REIT)	9,600	300,864
National Retail Properties, Inc. (REIT)	25,200	609,588
Nationwide Health Properties, Inc. (REIT)	38,500	1,203,510
Newcastle Investment Corp. (REIT)	24,700	684,931
NorthStar Realty Finance Corp. (REIT)	27,034	411,187
NovaStar Financial, Inc. (REIT) (a)	16,000	80,000
OMEGA Healthcare Investors, Inc. (REIT)	24,052	412,492
Parkway Properties, Inc. (REIT)	9,000	470,250
Pennsylvania Real Estate Investment Trust (REIT)	17,112	758,575
Post Properties, Inc. (REIT)	18,600	850,578
Potlatch Corp. (REIT)	15,626	715,358
PS Business Parks, Inc. (REIT)	5,900	416,068
RAIT Investment Trust (REIT)	26,900	751,586
Ramco-Gershenson Properties Trust (REIT)	6,900	246,399
Realty Income Corp. (REIT) (a)	43,285	1,220,637
Redwood Trust, Inc. (REIT)	7,800	407,004
Republic Property Trust (REIT)	7,700	88,473
Saul Centers, Inc. (REIT)	3,500	199,150
Senior Housing Properties Trust (REIT)	32,200	769,580
Sovran Self Storage, Inc. (REIT) (a)	6,900	382,329
Spirit Finance Corp. (REIT)	46,560	693,744
Strategic Hotels & Resorts, Inc. (REIT)	27,800	635,786
Sun Communities, Inc. (REIT)	7,300	226,446
Sunstone Hotel Investors, Inc. (REIT)	27,300	744,198
Tanger Factory Outlet Centers, Inc. (REIT)	11,500	464,485
The Mills Corp. (REIT)	23,200	585,568
U-Store-It Trust (REIT)	25,300	509,036
Universal Health Realty Income Trust (REIT)	5,800	207,350

Urstadt Biddle Properties "A" (REIT)	5,400	105,624
Washington Real Estate Investment Trust (REIT)	21,800	815,756
Winston Hotels, Inc. (REIT)	9,300	139,779
Winthrop Realty Trust (REIT)	7,700	50,897

		43,892,862
Real Estate Management & Development 0.2%
Affordable Residential Communities (REIT)*	14,126	171,349
Consolidated-Tomoka Land Co.	2,300	173,535
HouseValues, Inc.* (a)	6,200	31,372
Meruelo Maddux Properties Inc Com*	19,700	172,375
Move, Inc.*	44,100	244,314
Tejon Ranch Co.*	3,800	179,740

		972,685
Thrifts & Mortgage Finance 1.9%
Accredited Home Lenders Holding Co.*	9,444	87,546
Anchor BanCorp Wisconsin, Inc.	10,000	283,500
Bank Mutual Corp.	34,741	395,005
BankAtlantic Bancorp., Inc. "A"	25,100	275,096
BankUnited Financial Corp. "A"	13,600	288,456
Berkshire Hills Bancorp., Inc.	2,300	77,395
Brookline Bancorp, Inc.	29,735	376,742
Centerline Holding Co. LP	18,900	365,715
Citizens First Bancorp., Inc.	2,500	56,950
City Bank	4,461	143,243
Clifton Savings Bancorp, Inc.	2,400	28,656
Coastal Financial Corp.	4,062	63,489
Corus Bankshares, Inc. (a)	16,900	288,314
Dime Community Bancshares	13,469	178,195
Doral Financial Corp.* (a)	53,100	87,084
Downey Financial Corp. (a)	10,100	651,854
Federal Agricultural Mortgage Corp. "C"	5,300	144,160
First Busey Corp. (a)	4,700	100,721
First Financial Holdings, Inc.	3,900	134,940
First Niagara Financial Group, Inc.	48,179	670,170
First Place Financial Corp.	4,500	96,525
FirstFed Financial Corp.* (a)	7,200	409,176
Flagstar Bancorp., Inc.	18,650	222,867
Flushing Financial Corp.	6,000	97,380
Franklin Bank Corp.*	14,500	259,115
Fremont General Corp. (a)	26,900	186,417
ITLA Capital Corp.	2,800	145,656
Kearny Financial Corp.	6,797	97,741
KNBT Bancorp, Inc.	9,300	137,082
MAF Bancorp, Inc.	17,260	713,528
NASB Financial, Inc.	600	20,892
NetBank, Inc.	21,396	47,285
NewAlliance Bancshares, Inc.	57,000	923,970
Northwest Bancorp, Inc.	5,400	146,286
OceanFirst Financial Corp.	3,200	55,520
Ocwen Financial Corp.*	18,900	243,243
Partners Trust Financial Group, Inc.	21,995	251,403
PennFed Financial Services, Inc.	4,200	91,014
PFF Bancorp., Inc.	12,690	384,888
Provident Financial Services, Inc.	31,464	549,047
Provident New York Bancorp.	15,178	214,769

Rockville Financial, Inc.	1,400	21,042
Roma Financial Corp.* (a)	4,300	66,650
TierOne Corp.	8,700	235,248
Triad Guaranty, Inc.*	5,000	207,050
TrustCo Bank Corp. (a)	32,883	315,019
United Community Financial Corp.	12,342	136,379
ViewPoint Financial Group	5,000	86,750
Wauwatosa Holdings, Inc.*	4,420	77,262
Willow Grove Bancorp, Inc.	4,200	54,180
WSFS Financial Corp.	2,400	154,752

		11,345,367
Health Care 11.7%
Biotechnology 2.8%
Acadia Pharmaceuticals, Inc.* (a)	11,591	174,097
ADVENTRX Pharmaceuticals, Inc.* (a)	17,500	43,750
Alexion Pharmaceuticals, Inc.* (a)	15,335	663,085
Alkermes, Inc.*	40,500	625,320
Alnylam Pharmaceuticals, Inc.* (a)	14,500	261,000
Altus Pharmaceuticals, Inc.*	2,000	30,440
Applera Corp.-Celera Genomics Group*	30,300	430,260
Arena Pharmaceuticals, Inc.* (a)	23,500	255,210
ARIAD Pharmaceuticals, Inc.*	34,800	156,252
Array BioPharma, Inc.*	20,600	261,620
AVI BioPharma, Inc.* (a)	20,200	54,136
BioCryst Pharmaceuticals, Inc.* (a)	13,700	114,669
Bioenvision, Inc.* (a)	19,600	80,164
BioMarin Pharmaceutical, Inc.*	40,028	690,883
Cell Genesys, Inc.*	35,800	150,360
Cepheid, Inc.*	20,600	244,728
Coley Pharmaceutical Group, Inc.* (a)	5,613	53,773
Combinatorx, Inc.*	8,100	56,619
Cubist Pharmaceuticals, Inc.*	23,957	528,731
CV Therapeutics, Inc.* (a)	23,522	185,118
Cytokinetics, Inc.*	7,700	53,592
deCODE genetics, Inc.* (a)	25,300	92,345
Dendreon Corp.* (a)	35,400	457,722
Digene Corp.*	7,700	326,557
Encysive Pharmaceuticals, Inc.* (a)	27,046	73,295
Enzon Pharmaceuticals, Inc.*	19,000	154,850
Genitope Corp.* (a)	13,200	54,780
Genomic Health, Inc.*	3,441	59,667
Genta, Inc.*	61,400	19,034
Geron Corp.* (a)	24,000	168,000
GTx, Inc.*	4,646	94,778
Hana Biosciences, Inc.* (a)	10,100	19,291
Human Genome Sciences, Inc.*	52,900	561,798
Idenix Pharmaceuticals, Inc.* (a)	11,304	82,519
Incyte Corp.*	42,700	281,393
Indevus Pharmaceuticals, Inc.* (a)	29,700	209,979
InterMune, Inc.* (a)	13,800	340,308
Isis Pharmaceuticals, Inc.* (a)	31,568	292,635
Keryx Biopharmaceuticals, Inc.*	22,700	238,804
Lexicon Genetics, Inc.*	21,622	78,488
LifeCell Corp.* (a)	15,400	384,538

Mannkind Corp.* (a)	13,700	195,910
Martek Biosciences Corp.* (a)	14,600	301,052
Maxygen, Inc.*	9,100	101,465
Medarex, Inc.* (a)	52,900	684,526
Metabasis Therapeutics, Inc.*	6,300	46,305
Momenta Pharmaceutical, Inc.* (a)	8,900	115,344
Monogram Biosciences, Inc.*	77,000	149,380
Myriad Genetics, Inc.*	18,600	640,956
Nabi Biopharmaceuticals* (a)	28,633	152,041
Neurocrine Biosciences, Inc.* (a)	19,400	242,500
Northfield Laboratories, Inc.* (a)	13,900	50,179
Novavax, Inc.* (a)	33,400	86,506
NPS Pharmaceuticals, Inc.*	22,270	75,495
Nuvelo, Inc.* (a)	25,633	94,329
Onyx Pharmaceuticals, Inc.* (a)	19,600	486,864
OSI Pharmaceuticals, Inc.*	23,500	775,500
Panacos Pharmaceuticals, Inc.*	29,100	134,733
Peregrine Pharmaceuticals, Inc.*	92,200	90,356
Pharmion Corp.*	12,300	323,367
Progenics Pharmaceuticals, Inc.*	10,400	246,272
Regeneron Pharmaceuticals, Inc.*	22,659	489,888
Renovis, Inc.*	11,600	40,600
Rigel Pharmaceuticals, Inc.*	12,300	133,578
Sangamo BioSciences, Inc.* (a)	17,100	116,280
Savient Pharmaceuticals, Inc.*	25,989	312,388
Senomyx, Inc.*	15,520	192,138
Tanox, Inc.*	10,500	196,980
Telik, Inc.* (a)	29,600	160,728
Trimeris, Inc.*	10,102	69,502
United Therapeutics Corp.*	9,428	507,038
ZymoGenetics, Inc.*	16,400	255,184

		16,571,972
Health Care Equipment & Supplies 3.3%
Abaxis, Inc.*	10,600	258,322
ABIOMED, Inc.* (a)	7,900	107,914
Accuray, Inc.*	6,900	162,069
Adeza Biomedical Corp.*	6,500	155,220
Align Technology, Inc.* (a)	22,300	353,678
American Medical Systems Holdings, Inc.*	30,300	641,451
Analogic Corp.	7,000	440,160
AngioDynamics, Inc.*	10,300	173,967
Arrow International, Inc.	8,100	260,496
ArthroCare Corp.*	11,300	407,252
Aspect Medical Systems, Inc.*	9,600	149,664
Biosite, Inc.*	8,115	681,417
Candela Corp.*	13,800	157,596
Cerus Corp.* (a)	9,500	64,125
Conceptus, Inc.*	11,300	226,000
CONMED Corp.*	12,261	358,389
Cyberonics, Inc.*	11,551	216,928
Datascope Corp.	4,206	152,215
Dexcom, Inc.* (a)	11,711	92,049
DJO, Inc.*	8,600	325,940
ev3, Inc.* (a)	5,153	101,514
Foxhollow Technologies, Inc.* (a)	11,400	238,146

Greatbatch, Inc.*	7,800	198,900
Haemonetics Corp.*	10,100	472,175
HealthTronics, Inc.*	16,000	86,240
Hologic, Inc.*	22,400	1,291,136
I-Flow Corp.* (a)	10,500	154,770
ICU Medical, Inc.*	7,700	301,840
Immucor, Inc.*	28,493	838,549
Integra LifeSciences Holdings*	10,000	455,800
IntraLase Corp.*	7,400	184,852
Invacare Corp.	11,500	200,560
Inverness Medical Innovations, Inc.*	16,700	731,126
IRIS International, Inc.*	9,000	125,550
Kensey Nash Corp.*	5,100	155,550
Kyphon, Inc.*	19,900	898,286
Medical Action Industries, Inc.*	8,200	195,980
Mentor Corp.	14,592	671,232
Meridian Bioscience, Inc.	11,400	316,464
Merit Medical System, Inc.*	13,144	164,957
Natus Medical, Inc.*	8,900	158,153
Neurometrix, Inc.* (a)	8,200	79,622
NuVasive, Inc.*	16,300	387,125
NxStage Medical, Inc.* (a)	7,685	102,364
OraSure Technologies, Inc.*	20,700	152,145
Palomar Medical Technologies, Inc.*	8,100	323,595
PolyMedica Corp.	10,200	431,766
Quidel Corp.*	16,600	199,200
Sirona Dental Systems, Inc.	8,300	286,018
SonoSite, Inc.*	8,628	243,827
Spectranetics Corp.*	18,100	193,670
Stereotaxis, Inc.* (a)	11,050	131,495
STERIS Corp.	33,200	881,792
SurModics, Inc.* (a)	8,200	295,200
Symmetry Medical, Inc.*	12,600	205,758
ThermoGenesis Corp.*	26,500	96,460
Thoratec Corp.*	24,760	517,484
Viasys Healthcare, Inc.*	12,100	411,279
Vital Signs, Inc.	2,200	114,356
West Pharmaceutical Services, Inc.	13,072	606,933
Wright Medical Group, Inc.*	13,800	307,602
Young Innovations, Inc.	1,000	27,220
Zoll Medical Corp.*	8,300	221,195

		19,542,738
Health Care Providers & Services 2.4%
Air Methods Corp.*	6,100	146,522
Alliance Imaging, Inc.*	6,400	55,872
Amedisys, Inc.*	9,599	311,296
AMERIGROUP Corp.*	21,300	647,520
AMN Healthcare Services, Inc.*	12,000	271,440
AmSurg Corp.*	15,100	369,799
Apria Healthcare Group, Inc.*	17,900	577,275
Bio-Reference Laboratories, Inc.*	6,400	162,560
Capital Senior Living Corp.*	6,400	74,304
Centene Corp.*	17,300	363,127
Chemed Corp.	10,700	523,872
CorVel Corp.*	4,650	140,663

Cross Country Healthcare, Inc.*	15,400	280,742
Five Star Quality Care, Inc.*	17,800	182,984
Genesis HealthCare Corp.*	9,650	609,011
Gentiva Health Services, Inc.*	12,800	258,176
HealthExtras, Inc.*	11,800	339,604
Healthspring, Inc.*	6,400	150,720
Healthways, Inc.*	14,900	696,575
Horizon Health Corp.*	8,800	172,040
Hythiam, Inc.* (a)	15,600	106,080
inVentiv Health, Inc.*	12,900	493,941
Kindred Healthcare, Inc.*	13,600	445,808
Landauer, Inc.	3,300	166,584
LCA-Vision, Inc. (a)	8,300	341,877
LHC Group, Inc.*	3,349	108,608
Magellan Health Services, Inc.*	16,000	672,000
Matria Healthcare, Inc.*	10,553	278,177
MedCath Corp.*	5,100	139,230
Molina Healthcare, Inc.*	4,300	131,537
MWI Veterinary Supply, Inc.*	1,589	52,437
National Healthcare Corp.	1,800	91,764
Nighthawk Radiology Holdings, Inc.*	4,800	87,312
Odyssey HealthCare, Inc.*	18,975	249,142
Option Care, Inc.	14,800	196,840
Owens & Minor, Inc.	15,000	550,950
Providence Service Corp.* (a)	5,238	124,245
PSS World Medical, Inc.*	29,663	627,076
Psychiatric Solutions, Inc.*	25,100	1,011,781
Radiation Therapy Services, Inc.*	4,300	131,752
RehabCare Group, Inc.*	8,100	128,547
Res-Care, Inc.*	10,000	175,000
Sun Healthcare Group, Inc.*	13,200	163,020
Sunrise Senior Living, Inc.*	18,250	721,240
Symbion, Inc.*	6,100	119,621
United Surgical Partners International, Inc.*	19,250	593,092
VistaCare, Inc. "A"*	6,500	56,550

		14,298,313
Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.* (a)	20,000	536,200
Computer Programs & Systems, Inc.	5,800	155,556
Dendrite International, Inc.*	16,124	252,502
Eclipsys Corp.*	17,106	329,633
Emageon, Inc.* (a)	9,100	100,100
Merge Technologies, Inc.*	10,900	53,083
Omnicell, Inc.*	13,800	288,696
Phase Forward, Inc.*	18,543	243,469
TriZetto Group, Inc.*	21,200	424,212
Vital Images, Inc.*	7,200	239,472

		2,622,923
Life Sciences Tools & Services 1.2%
Advanced Magnetics, Inc.*	4,300	259,161
Affymetrix, Inc.*	27,600	829,932
Albany Molecular Research, Inc.*	11,000	108,350
Bio-Rad Laboratories, Inc. "A"*	7,500	523,800
Bruker BioSciences Corp.*	14,438	151,888
Cambrex Corp.	10,303	253,454

Dionex Corp.*	8,660	589,833
Diversa Corp.* (a)	17,800	139,018
Enzo Biochem, Inc.* (a)	13,937	210,170
eResearch Technology, Inc.*	22,200	174,492
Exelixis, Inc.*	35,900	356,846
Illumina, Inc.* (a)	23,748	695,810
Kendle International, Inc.*	6,700	237,984
Luminex Corp.*	11,700	160,524
Nektar Therapeutics* (a)	37,000	483,220
PAREXEL International Corp.*	13,260	476,962
Pharmanet Development Group, Inc.*	9,300	241,800
PRA International*	6,900	148,764
Varian, Inc.*	13,428	782,315
Ventana Medical Systems, Inc.*	12,492	523,415

		7,347,738
Pharmaceuticals 1.5%
Adams Respiratory Therapeutics, Inc.*	13,200	443,916
Adolor Corp.*	19,600	171,500
Akorn, Inc.*	14,600	98,550
Alpharma, Inc. "A"	16,990	409,119
AtheroGenics, Inc.* (a)	17,100	48,051
Auxilium Pharmaceuticals, Inc.*	13,300	195,244
AVANIR Pharmaceuticals "A"* (a)	23,000	28,060
Bentley Pharmaceuticals, Inc.* (a)	8,600	70,434
Bradley Pharmaceuticals, Inc.*	7,200	138,168
Caraco Pharmaceutical Laboratories Ltd.*	1,500	18,270
Cypress Bioscience, Inc.*	17,600	133,760
DepoMed, Inc.*	17,800	63,546
Durect Corp.* (a)	20,000	83,200
Emisphere Technologies, Inc.* (a)	13,500	43,200
Hi-Tech Pharmacal Co., Inc.*	4,150	46,273
K-V Pharmaceutical Co. "A"*	17,350	429,065
Medicines Co.*	20,600	516,648
Medicis Pharmaceutical Corp. "A" (a)	22,300	687,286
MGI Pharma, Inc.*	32,500	730,275
Nastech Pharmaceutical Co., Inc.*	14,100	152,139
New River Pharmaceuticals, Inc.* (a)	6,600	419,958
Noven Pharmaceuticals, Inc.*	12,700	294,640
Pain Therapeutics, Inc.*	20,400	159,936
Par Pharmaceutical Companies, Inc.*	13,800	346,656
Penwest Pharmaceuticals Co.* (a)	9,900	99,792
Perrigo Co.	33,698	595,107
POZEN, Inc.* (a)	14,000	206,500
Salix Pharmaceuticals Ltd.* (a)	22,250	280,350
Santarus, Inc.* (a)	21,200	149,248
Sciele Pharma, Inc.*	14,000	331,520
Somaxon Pharmaceuticals, Inc.*	1,400	17,080
SuperGen, Inc.*	27,283	160,970
Valeant Pharmaceuticals International	38,300	662,207
ViroPharma, Inc.*	28,400	407,540
Xenoport, Inc.*	7,120	198,363

		8,836,571

Industrials 14.2%
Aerospace & Defense 1.5%
AAR Corp.*	14,450	398,242
Argon ST, Inc.*	4,283	113,328
BE Aerospace, Inc.*	33,600	1,065,120
Ceradyne, Inc.*	11,075	606,246
Cubic Corp.	5,400	116,856
Curtiss-Wright Corp.	21,000	809,340
DynCorp International, Inc. "A"*	14,200	214,278
EDO Corp.	10,000	262,000
Esterline Technologies Corp.*	9,500	390,165
GenCorp, Inc.*	27,183	376,213
HEICO Corp. (a)	10,500	383,145
Herley Industries, Inc.*	10,300	160,886
Hexcel Corp.* (a)	38,600	766,210
Innovative Solutions & Support, Inc.*	7,850	198,762
Ionatron, Inc.* (a)	20,429	95,199
K&F Industries Holdings, Inc.*	6,036	162,549
Ladish Co., Inc.*	6,100	229,604
Moog, Inc. "A"*	14,275	594,554
MTC Technologies, Inc.*	2,900	60,987
Orbital Sciences Corp.*	23,260	435,892
Taser International, Inc.* (a)	25,700	206,371
Teledyne Technologies, Inc.*	14,922	558,680
Triumph Group, Inc.	6,800	376,312
United Industrial Corp.	5,100	281,520

		8,862,459
Air Freight & Logistics 0.4%
ABX Air, Inc.*	27,400	187,690
Atlas Air Worldwide Holdings, Inc.*	7,517	396,372
Dynamex, Inc.*	3,080	78,355
EGL, Inc.*	12,880	510,434
Forward Air Corp.	13,637	448,385
Hub Group, Inc. "A"*	15,900	460,941
Pacer International, Inc.	16,300	439,122

		2,521,299
Airlines 0.6%
Airtran Holdings, Inc.* (a)	36,400	373,828
Alaska Air Group, Inc.*	15,900	605,790
ExpressJet Holdings, Inc.*	27,800	162,352
Frontier Airlines Holdings, Inc.* (a)	20,529	123,379
JetBlue Airways Corp.* (a)	73,000	840,230
Mesa Air Group, Inc.*	14,700	110,691
Republic Airways Holdings, Inc.*	17,179	394,430
SkyWest, Inc.	27,600	740,508

		3,351,208
Building Products 0.6%
AAON, Inc.	3,200	83,616
American Woodmark Corp. (a)	6,900	253,644
Ameron International Corp.	3,100	204,166
Apogee Enterprises, Inc.	13,700	274,548
Builders FirstSource, Inc.*	8,500	136,595
Goodman Global, Inc.*	9,500	167,390
Griffon Corp.*	14,170	350,708
Insteel Industries, Inc.	8,000	134,320
NCI Building Systems, Inc.*	8,300	396,242

PW Eagle, Inc. (a)	4,500	148,680
Simpson Manufacturing Co., Inc. (a)	17,200	530,448
Trex Co., Inc.* (a)	5,900	127,027
Universal Forest Products, Inc.	8,600	426,130

		3,233,514
Commercial Services & Supplies 4.3%
ABM Industries, Inc.	16,900	445,991
Acco Brands Corp.*	17,100	411,939
Administaff, Inc.	8,800	309,760
American Ecology Corp.	9,100	174,811
American Reprographics Co.*	11,240	346,080
AMREP Corp. (a)	1,300	100,425
Barrett Business Services, Inc.	1,700	39,185
Bowne & Co., Inc.	15,300	240,669
Brady Corp. "A"	22,100	689,520
Casella Waste Systems, Inc. "A"*	8,600	83,936
CBIZ, Inc.*	23,228	164,919
CDI Corp.	4,600	133,032
Central Parking Corp.	4,233	93,888
Cenveo Inc.*	20,880	507,384
Clean Harbors, Inc.*	6,900	312,018
Comfort Systems USA, Inc.	14,800	177,304
COMSYS IT Partners, Inc.*	7,874	156,693
Consolidated Graphics, Inc.*	6,000	444,300
Cornell Companies, Inc.*	7,800	157,716
CoStar Group, Inc.*	7,300	326,164
CRA International, Inc.*	6,400	333,952
Deluxe Corp.	20,900	700,777
Diamond Management & Technology Consultants, Inc.	15,900	185,871
Ennis, Inc.	11,400	305,064
Exponent, Inc.*	4,700	93,765
First Advantage Corp. "A"*	4,900	117,453
First Consulting Group, Inc.*	6,600	60,060
FTI Consulting, Inc.*	16,100	540,799
G & K Services, Inc. "A"	7,672	278,340
Geo Group, Inc.*	10,950	496,254
Healthcare Services Group, Inc.	12,625	361,706
Heidrick & Struggles International, Inc.*	7,944	384,887
Herman Miller, Inc.	28,700	961,163
Hudson Highland Group, Inc.*	12,200	190,198
Huron Consulting Group, Inc.*	7,371	448,452
ICT Group, Inc.*	2,000	35,000
IHS, Inc. "A"*	8,400	345,324
IKON Office Solutions, Inc.*	52,100	748,677
Innerworkings, Inc.* (a)	9,100	107,380
Interface, Inc. "A"	24,241	387,614
John H. Harland Co.	12,000	614,760
Kelly Services, Inc. "A"	11,700	376,740
Kenexa Corp.* (a)	8,233	256,293
Kforce, Inc.*	14,900	205,173
Knoll, Inc.	16,656	396,912
Korn/Ferry International*	15,923	365,274
Labor Ready, Inc.*	21,000	398,790
Layne Christensen Co.*	6,100	222,162
LECG Corp.*	14,400	208,512

McGrath Rentcorp.	8,000	253,360
Mine Safety Appliances Co.	11,600	487,896
Mobile Mini, Inc.*	15,248	408,341
Navigant Consulting, Inc.*	18,175	359,138
On Assignment, Inc.*	15,100	187,391
PeopleSupport, Inc.*	10,300	117,935
PHH Corp.*	25,000	764,000
Pike Electric Corp.*	5,208	94,161
Resources Connection, Inc.*	22,900	732,571
Rollins, Inc.	12,375	284,749
SAIC, Inc.*	37,500	649,500
Schawk, Inc.	7,400	134,014
School Specialty, Inc.*	9,100	328,601
Sirva, Inc.*	17,700	63,189
Spherion Corp.*	22,543	198,829
Standard Parking Corp.*	1,400	49,518
Standard Register Co.	4,800	60,720
Synagro Technologies, Inc.	26,600	151,620
Taleo Corp. "A"*	3,816	63,269
Team, Inc.*	4,600	175,490
TeleTech Holdings, Inc.*	14,100	517,329
Tetra Tech, Inc.*	27,616	526,361
The Advisory Board Co.*	7,700	389,774
United Stationers, Inc.*	13,651	817,968
Viad Corp.	9,400	362,840
Volt Information Sciences, Inc.*	6,600	172,854
Waste Connections, Inc.*	27,975	837,571
Waste Industries USA, Inc.	2,000	54,940
Waste Services, Inc.*	11,533	114,638
Watson Wyatt Worldwide, Inc. "A"	17,700	861,105

		25,662,758
Construction & Engineering 0.6%
EMCOR Group, Inc.*	12,600	743,148
Granite Construction, Inc.	14,850	820,611
Infrasource Services, Inc.*	9,657	294,828
Insituform Technologies, Inc. "A"*	14,390	299,168
Integrated Electrical Services, Inc.*	5,000	123,650
Perini Corp.*	11,100	409,146
Sterling Construction Co., Inc.*	6,000	114,360
Washington Group International, Inc.*	12,500	830,250

		3,635,161
Electrical Equipment 1.8%
A.O. Smith Corp.	7,660	292,765
Acuity Brands, Inc.	19,431	1,057,824
American Superconductor Corp.* (a)	14,900	200,703
Baldor Electric Co.	19,097	720,721
Belden CDT, Inc.	18,338	982,733
Capstone Turbine Corp.* (a)	36,200	38,372
China BAK Battery, Inc.* (a)	20,600	66,950
Encore Wire Corp. (a)	10,050	254,466
Energy Conversion Devices, Inc.* (a)	16,009	559,354
EnerSys*	17,500	300,650
Evergreen Solar, Inc.* (a)	25,700	250,575
First Solar, Inc.*	10,600	551,306
Franklin Electric Co., Inc.	9,900	460,350

FuelCell Energy, Inc.* (a)	23,000	180,780
General Cable Corp.*	21,450	1,146,074
Genlyte Group, Inc.*	10,700	754,885
GrafTech International Ltd.*	36,998	335,942
II-VI, Inc.*	12,400	419,740
Lamson & Sessions Co.*	8,200	227,878
LSI Industries, Inc.	12,475	208,832
Medis Technologies Ltd.* (a)	11,365	192,182
Plug Power, Inc.* (a)	44,971	142,108
Powell Industries, Inc.*	2,100	67,200
Power-One, Inc.*	24,200	138,424
Regal-Beloit Corp.	12,300	570,474
Superior Essex, Inc.*	8,740	303,016
Vicor Corp.	6,174	61,863
Woodward Governor Co.	11,300	465,221

		10,951,388
Industrial Conglomerates 0.2%
Raven Industries, Inc.	7,100	199,155
Sequa Corp. "A"*	2,400	287,448
Standex International Corp.	3,800	108,338
Tredegar Corp.	12,155	277,012

		871,953
Machinery 2.4%
3D Systems Corp.* (a)	4,700	102,977
Accuride Corp.*	7,066	103,164
Actuant Corp. "A"	12,300	624,963
Albany International Corp. "A"	10,952	393,615
American Railcar Industries, Inc.	5,000	149,050
American Science & Engineering, Inc.* (a)	4,600	242,282
Ampco-Pittsburgh Corp.	4,400	127,116
Astec Industries, Inc.*	6,860	276,115
ASV, Inc.* (a)	11,600	177,016
Badger Meter, Inc. (a)	4,512	119,794
Barnes Group, Inc.	17,400	400,374
Basin Water, Inc.* (a)	4,600	31,602
Blount International, Inc.*	13,600	169,320
Briggs & Stratton Corp. (a)	20,300	626,255
Bucyrus International, Inc. "A"	13,150	677,225
Cascade Corp.	5,200	311,376
CIRCOR International, Inc.	5,200	185,640
Clarcor, Inc.	24,700	785,460
Columbus McKinnon Corp.*	8,100	181,359
Commercial Vehicle Group, Inc.*	7,375	151,925
Dynamic Materials Corp.	5,100	166,872
EnPro Industries, Inc.*	8,200	295,610
ESCO Technologies, Inc.*	10,034	449,724
Federal Signal Corp.	20,630	320,177
Flanders Corp.*	7,900	57,275
Freightcar America, Inc.	4,800	231,216
Gehl Co.*	6,315	160,275
Gorman-Rupp Co.	3,687	118,095
Greenbrier Companies, Inc. (a)	7,100	189,570
Kadant, Inc.*	6,680	169,405
Kaydon Corp.	14,690	625,206
L.B. Foster Co. "A"*	4,900	100,989

Lindsay Manufacturing Co. (a)	4,950	157,360
Middleby Corp.*	2,900	382,336
Miller Industries, Inc.*	3,000	65,430
Mueller Industries, Inc.	17,200	517,720
Mueller Water Products, Inc. "A" (a)	48,000	662,880
NACCO Industries, Inc. "A"	2,125	291,996
Nordson Corp.	12,700	590,042
RBC Bearings, Inc.*	9,345	312,403
Robbins & Myers, Inc.	7,100	264,759
Tecumseh Products Co. "A"*	9,741	98,092
Tennant Co.	7,800	245,622
Titan International, Inc.	7,200	182,376
TurboChef Technologies, Inc.* (a)	8,000	121,760
Valmont Industries, Inc.	8,200	474,206
Wabash National Corp.	14,500	223,590
Wabtec Corp.	19,771	681,902
Watts Water Technologies, Inc. "A"	12,780	486,023

		14,479,539
Marine 0.2%
American Commercial Lines, Inc.*	25,400	798,830
Horizon Lines, Inc. "A"	6,264	205,584

		1,004,414
Road & Rail 0.9%
AMERCO* (a)	4,400	307,956
Arkansas Best Corp.	10,889	387,104
Celadon Group, Inc.*	13,600	227,120
Dollar Thrifty Automotive Group, Inc.*	12,200	622,688
Florida East Coast Industries, Inc.	16,400	1,028,116
Genesee & Wyoming, Inc.*	13,900	369,879
Heartland Express, Inc.	30,381	482,450
Knight Transportation, Inc. (a)	21,492	382,987
Marten Transport Ltd.*	7,400	117,512
Old Dominion Freight Line, Inc.*	14,250	410,543
P.A.M. Transportation Services, Inc.*	1,226	25,280
Patriot Transportation Holding, Inc.*	300	26,883
Saia, Inc.*	7,849	186,414
U.S. Xpress Enterprises, Inc. "A"*	6,100	105,286
Universal Truckload Services, Inc.*	3,310	80,135
USA Truck, Inc.*	4,300	66,822
Werner Enterprises, Inc.	25,200	457,884

		5,285,059
Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc.	22,750	558,285
Beacon Roofing Supply, Inc.*	19,008	307,549
BlueLinx Holdings, Inc.	6,130	64,365
Electro Rent Corp.*	5,900	84,960
H&E Equipment Services, Inc.*	6,700	144,050
Houston Wire & Cable Co.* (a)	4,100	114,882
Interline Brands, Inc.*	9,900	217,008
Kaman Corp.	11,000	256,410
Lawson Products, Inc.	800	30,304
NuCo2, Inc.* (a)	8,800	221,936
Rush Enterprises, Inc. "A"*	11,000	211,310
TAL International Group, Inc.	5,600	134,400

TransDigm Group, Inc.*	3,490	126,966
UAP Holding Corp.	25,700	664,345
Watsco, Inc.	12,253	625,761
Williams Scotsman International, Inc.*	15,900	312,594

		4,075,125
Transportation Infrastructure 0.0%
Interpool, Inc.	3,511	85,739
Star Maritime Acquisition Corp.* (a)	7,800	79,950

		165,689
Information Technology 18.6%
Communications Equipment 2.9%
3Com Corp.*	180,400	705,364
Acme Packet, Inc.*	5,800	85,724
ADTRAN, Inc.	28,200	686,670
Anaren, Inc.*	8,470	149,157
Andrew Corp.* (a)	72,000	762,480
Arris Group, Inc.*	44,300	623,744
Avanex Corp.* (a)	71,200	127,448
Avocent Corp.*	22,200	598,734
Bel Fuse, Inc. "B"	3,535	136,840
Black Box Corp.	8,874	324,256
Blue Coat Systems, Inc.*	6,300	231,399
Bookham, Inc.*	45,100	102,377
C-COR, Inc.*	20,766	287,817
Carrier Access Corp.*	6,600	33,726
CommScope, Inc.*	24,500	1,051,050
Comtech Group, Inc.* (a)	9,100	159,068
Comtech Telecommunications Corp.*	10,850	420,220
Digi International, Inc.*	10,500	133,350
Ditech Networks, Inc.*	15,800	128,296
Dycom Industries, Inc.*	15,866	413,468
EMS Technologies, Inc.*	4,800	92,496
Extreme Networks, Inc.*	51,700	218,691
Finisar Corp.*	91,300	319,550
Foundry Networks, Inc.*	61,400	833,198
Harmonic, Inc.*	32,100	315,222
Harris Stratex Networks, Inc. "A"*	10,550	202,454
Inter-Tel, Inc.	9,890	233,800
InterDigital Communications Corp.*	22,400	709,408
Ixia*	15,500	144,150
Loral Space & Communications, Inc.*	4,000	203,520
MasTec, Inc.*	14,900	164,049
MRV Communications, Inc.* (a)	64,934	230,516
NETGEAR, Inc.*	14,400	410,832
Oplink Communications, Inc.*	10,071	180,976
OpNext, Inc.*	8,400	124,236
Optical Communication Products, Inc. "A"*	7,400	9,916
Packeteer, Inc.*	18,200	226,044
ParkerVision, Inc.* (a)	6,000	79,260
Plantronics, Inc.	18,600	439,332
Polycom, Inc.*	37,800	1,259,874
Powerwave Technologies, Inc.*	50,900	289,621
Radyne Corp.*	8,800	80,256
Safenet, Inc.*	11,273	319,026

Sirenza Microdevices, Inc.* (a)	12,200	105,164
Sonus Networks, Inc.*	107,500	867,525
Sycamore Networks, Inc.*	82,200	307,428
Symmetricom, Inc.*	22,500	186,750
Tekelec*	25,000	372,750
UTStarcom, Inc.* (a)	57,000	472,530
ViaSat, Inc.*	9,000	296,730
Zhone Technologies, Inc.*	36,285	44,993

		16,901,485
Computers & Peripherals 1.3%
Adaptec, Inc.*	49,400	191,178
Avid Technology, Inc.* (a)	17,100	596,448
Brocade Communications Systems, Inc.*	170,675	1,624,826
Eletronics for Imaging, Inc.*	25,100	588,595
Emulex Corp.*	34,100	623,689
Gateway, Inc.*	106,792	233,875
Hutchinson Technology, Inc.*	11,100	259,185
Hypercom Corp.*	28,500	169,860
Imation Corp.	13,600	549,168
Intermec, Inc.* (a)	20,400	455,736
Komag, Inc.* (a)	12,300	402,579
Mobility Electronics, Inc.*	13,500	41,985
Neoware, Inc.*	12,000	120,840
Novatel Wireless, Inc.*	12,700	203,708
Palm, Inc.* (a)	38,409	696,355
Presstek, Inc.* (a)	16,300	98,615
Quantum Corp.*	74,800	201,960
Rackable Systems, Inc.* (a)	12,000	203,640
Stratasys, Inc.*	4,950	211,464
Synaptics, Inc.*	10,300	263,474

		7,737,180
Electronic Equipment & Instruments 2.6%
Acacia Research - Acacia Technologies*	14,200	224,644
Aeroflex, Inc.*	28,250	371,487
Agilysys, Inc.	11,268	253,192
Anixter International, Inc.*	13,000	857,220
Benchmark Electronics, Inc.*	28,448	587,736
Brightpoint, Inc.*	21,030	240,583
CalAmp Corp.*	7,700	66,451
Checkpoint Systems, Inc.*	14,600	345,436
Cogent, Inc.*	19,800	266,310
Cognex Corp.	23,800	515,746
Coherenet, Inc.*	14,774	468,927
Color Kinetics, Inc.*	9,152	177,823
CTS Corp.	12,590	173,994
Daktronics, Inc.	17,800	488,432
DTS, Inc.*	9,900	239,877
Echelon Corp.*	10,100	106,454
Electro Scientific Industries, Inc.*	13,556	260,817
Excel Technology, Inc.*	7,535	205,931
FLIR Systems, Inc.* (a)	28,400	1,013,028
Gerber Scientific, Inc.*	7,200	76,392
Global Imaging Systems, Inc.*	26,700	520,650
I.D. Systems, Inc.* (a)	6,800	81,804
Insight Enterprises, Inc.*	23,762	427,241

IPG Photonics Corp.*	4,500	86,400
Itron, Inc.*	10,400	676,416
KEMET Corp.*	32,800	250,920
L-1 Identity Solutions, Inc.* (a)	28,560	471,526
Littelfuse, Inc.*	11,686	474,452
LoJack Corp.*	10,900	206,882
Maxwell Technologies, Inc.* (a)	8,400	105,168
Measurement Specialties, Inc.*	4,611	104,024
Mercury Computer Systems, Inc.*	10,322	143,166
Methode Electronics, Inc. "A"	12,428	183,562
MTS Systems Corp.	9,700	376,748
Multi-Fineline Electronix, Inc.* (a)	2,900	44,515
Newport Corp.*	17,600	288,112
OSI Systems, Inc.*	6,400	169,216
OYO Geospace Corp.*	2,400	170,208
Park Electrochemical Corp.	10,687	289,831
Paxar Corp.*	14,750	423,325
Photon Dynamics, Inc.*	11,041	139,227
Plexus Corp.*	18,424	315,972
RadiSys Corp.*	11,474	187,485
RAE Systems, Inc.* (a)	19,400	55,678
Rofin-Sinar Technologies, Inc.*	7,800	461,604
Rogers Corp.*	6,800	301,580
Scansource, Inc.*	13,500	362,340
SunPower Corp. "A"* (a)	5,400	245,700
SYNNEX Corp.*	6,286	133,515
Technitrol, Inc.	17,800	466,182
TTM Technologies, Inc.*	20,800	198,432
Universal Display Corp.* (a)	7,815	117,928
X-Rite, Inc.	8,400	108,780
Zygo Corp.*	6,200	99,262

		15,628,331
Internet Software & Services 2.4%
24/7 Real Media, Inc.*	21,000	168,630
Access Integrated Technologies, Inc. "A"* (a)	3,800	20,634
aQuantive, Inc.*	32,000	893,120
Ariba, Inc.*	32,321	303,817
Art Technology Group, Inc.*	71,200	165,184
Bankrate, Inc.* (a)	4,400	155,056
Chordiant Software, Inc.*	10,880	112,608
CMGI, Inc.*	186,500	395,380
CNET Networks, Inc.*	65,000	566,150
CyberSource Corp.*	14,800	185,148
DealerTrack Holdings, Inc.*	4,400	135,168
Digital River, Inc.*	16,500	911,625
DivX, Inc.*	4,000	80,160
EarthLink, Inc.*	53,100	390,285
eCollege.com, Inc.* (a)	10,600	190,270
Equinix, Inc.* (a)	12,200	1,044,686
InfoSpace, Inc.*	11,700	300,339
Internap Network Services Corp.*	18,530	291,847
Internet Capital Group, Inc.*	18,400	196,880
Interwoven, Inc.*	22,050	372,645
iPass, Inc.* (a)	29,600	148,888
j2 Global Communications, Inc.* (a)	19,800	548,856

Jupitermedia Corp.*	9,400	62,228
Liquidity Services, Inc.*	3,300	55,902
Marchex, Inc. "B"	12,900	197,628
NetRatings, Inc.*	3,900	81,120
NIC, Inc.	18,400	98,624
Online Resources Corp.*	14,300	164,021
Openwave Systems, Inc.*	36,666	298,828
Perficient, Inc.*	10,000	197,800
RealNetworks, Inc.*	45,700	358,745
S1 Corp.*	39,300	235,800
SAVVIS, Inc.*	14,900	713,412
Sohu.com, Inc.*	9,800	210,014
SonicWALL, Inc.*	29,800	249,128
Terremark Worldwide, Inc.* (a)	12,092	97,462
The Knot, Inc.*	8,300	178,699
TheStreet.com, Inc.	11,800	144,550
Travelzoo, Inc.*	2,100	77,217
United Online, Inc.	28,650	401,959
ValueClick, Inc.*	40,700	1,063,491
Vignette Corp.*	15,640	290,435
WebEx Communications, Inc.*	17,300	983,678
webMethods, Inc.*	25,200	181,188
Websense, Inc.*	19,100	439,109
WebSideStory, Inc.* (a)	11,000	142,450

		14,500,864
IT Services 1.8%
BearingPoint, Inc.*	74,900	573,734
CACI International, Inc. "A"*	12,300	576,378
Cass Information Systems, Inc.	1,500	50,640
CIBER, Inc.*	21,147	166,427
Covansys Corp.*	12,000	296,160
CSG Systems International, Inc.*	20,700	517,914
eFunds Corp.*	18,300	487,878
Euronet Worldwide, Inc.* (a)	15,200	408,272
Forrester Research, Inc.*	7,700	218,372
Gartner, Inc. "A"*	23,585	564,861
Gevity HR, Inc.	11,400	225,036
Global Cash Access Holdings, Inc.*	12,100	201,949
Heartland Payment Systems, Inc. (a)	4,660	110,162
iGATE Corp.*	6,388	52,637
Infocrossing, Inc.* (a)	8,800	130,856
infoUSA, Inc.	14,600	140,452
Integral Systems, Inc.	3,590	86,770
Keane, Inc.*	18,700	253,946
Lightbridge, Inc.*	15,204	267,134
Lionbridge Technologies, Inc.*	27,300	138,957
ManTech International Corp. "A"*	6,200	207,142
MAXIMUS, Inc.	10,700	368,936
MPS Group, Inc.*	43,872	620,789
Ness Technologies, Inc.*	15,500	198,090
Perot Systems Corp. "A"*	33,700	602,219
RightNow Technologies, Inc.*	6,400	104,832
Safeguard Scientifics, Inc.*	41,500	122,840
Sapient Corp.*	30,000	205,800
SI International, Inc.*	7,500	215,325

SRA International, Inc. "A"*	14,500	353,220
StarTek, Inc.	6,125	59,964
Sykes Enterprises, Inc.*	12,700	231,648
Syntel, Inc.	2,300	79,695
TALX Corp.	13,312	441,027
The BISYS Group, Inc.*	48,200	552,372
TNS, Inc.*	8,800	141,592
Tyler Technologies, Inc.*	14,900	189,230
Wright Express Corp.*	16,700	506,511

		10,669,767
Semiconductors & Semiconductor Equipment 3.7%
Actel Corp.*	12,668	209,275
Advanced Analogic Technologies, Inc.*	21,354	140,509
Advanced Energy Industries, Inc.*	13,506	284,166
AMIS Holdings, Inc.*	15,500	169,725
Amkor Technology, Inc.* (a)	42,700	532,896
ANADIGICS, Inc.* (a)	20,500	242,310
Applied Micro Circuits Corp.*	118,000	430,700
Asyst Technologies, Inc.*	24,100	169,423
Atheros Communications* (a)	21,200	507,316
ATMI, Inc.*	15,106	461,791
Axcelis Technologies, Inc.*	43,800	334,632
Brooks Automation, Inc.*	32,296	553,876
Cabot Microelectronics Corp.*	12,000	402,120
Cirrus Logic, Inc.*	33,200	254,312
Cohu, Inc.	11,183	210,240
Conexant Systems, Inc.* (a)	194,000	320,100
Credence Systems Corp.*	54,280	179,667
Cymer, Inc.*	16,173	671,988
Diodes, Inc.*	8,600	299,710
DSP Group, Inc.*	16,500	313,500
Eagle Test Systems, Inc.*	4,300	71,552
EMCORE Corp.* (a)	17,600	88,000
Entegris, Inc.*	59,585	637,560
Exar Corp.*	15,082	199,686
FEI Co.* (a)	10,302	371,490
FormFactor, Inc.*	19,400	868,150
Genesis Microchip, Inc.*	15,400	143,066
Hittite Microwave Corp.*	4,599	184,742
Ikanos Communications, Inc.*	14,844	115,338
Intevac, Inc.*	9,100	239,967
IXYS Corp.*	10,500	107,415
Kopin Corp.*	35,100	118,638
Kulicke & Soffa Industries, Inc.*	24,600	227,550
Lattice Semiconductor Corp.*	55,700	325,845
LTX Corp.*	31,474	192,621
Mattson Technology, Inc.*	25,700	233,870
Micrel, Inc.*	27,500	303,050
Microsemi Corp.*	30,788	640,698
Microtune, Inc.*	24,700	101,764
Mindspeed Technologies, Inc.* (a)	64,200	139,314
MIPS Technologies, Inc.*	20,100	179,493
MKS Instruments, Inc.*	15,800	403,216
Monolithic Power Systems, Inc.*	8,600	110,940
MoSys, Inc.*	7,000	58,800

Netlogic Microsystems, Inc.* (a)	5,900	157,058
OmniVision Technologies, Inc.* (a)	20,500	265,680
ON Semiconductor Corp.*	59,000	526,280
PDF Solutions, Inc.*	9,100	102,739
Pericom Semiconductor Corp.*	16,700	163,326
Photronics, Inc.*	15,168	235,862
PLX Technology, Inc.*	15,000	146,100
RF Micro Devices, Inc.* (a)	79,500	495,285
Rudolph Technologies, Inc.*	12,902	225,011
Semitool, Inc.*	10,800	140,400
Semtech Corp.*	31,300	421,924
Sigma Designs, Inc.*	11,300	296,738
Silicon Image, Inc.*	35,300	288,048
Silicon Storage Technology, Inc.*	41,800	206,074
SiRF Technology Holdings, Inc.*	21,200	588,512
Skyworks Solutions, Inc.*	64,500	370,875
Standard Microsystems Corp.*	10,161	310,317
Supertex, Inc.*	6,348	210,817
Techwell, Inc.*	2,400	29,928
Tessera Technologies, Inc.*	19,000	755,060
Transmeta Corp.*	86,400	49,248
TranSwitch Corp.*	59,800	95,082
Trident Microsystems, Inc.*	23,500	471,410
TriQuint Semiconductor, Inc.*	67,778	338,890
Ultratech, Inc.*	13,828	188,199
Varian Semiconductor Equipment Associates, Inc.*	24,309	1,297,615
Veeco Instruments, Inc.*	12,800	249,600
Virage Logic Corp.*	6,800	49,436
Volterra Semiconductor Corp.* (a)	11,600	151,496
Zoran Corp.*	18,565	315,976

		21,894,007
Software 3.9%
Actuate Corp.*	19,200	100,224
Advent Software, Inc.*	9,700	338,239
Agile Software Corp.*	28,000	194,600
Altiris, Inc.*	10,200	335,682
Ansoft Corp.*	9,300	294,252
ANSYS, Inc.*	14,300	726,011
Aspen Technology, Inc.*	37,996	493,948
Blackbaud, Inc.	20,882	509,938
Blackboard, Inc.*	12,000	403,560
Borland Software Corp.* (a)	33,729	177,752
Bottomline Technologies, Inc.*	10,500	114,450
Commvault Systems, Inc.*	5,600	90,720
Concur Technologies, Inc.*	16,800	293,328
Convera Corp. "A"* (a)	9,500	29,830
Epicor Software Corp.*	24,600	342,186
EPIQ Systems, Inc.*	7,900	161,002
eSPEED, Inc. "A"*	10,800	102,600
FalconStor Software, Inc.*	18,883	196,761
Hyperion Solutions Corp.*	25,200	1,306,116
i2 Technologies, Inc.* (a)	8,200	196,800
Informatica Corp.*	34,400	461,992
Intervoice, Inc.*	22,700	150,728
Jack Henry & Associates, Inc.	34,500	829,725

JDA Software Group, Inc.*	13,682	205,640
Kronos, Inc.*	13,921	744,774
Lawson Software, Inc.* (a)	53,900	436,051
Macrovision Corp.*	24,400	611,220
Magma Design Automation, Inc.*	14,700	175,812
Manhattan Associates, Inc.*	12,800	351,104
MapInfo Corp.*	6,900	138,897
Mentor Graphics Corp.*	37,200	607,848
MICROS Systems, Inc.*	16,866	910,595
MicroStrategy, Inc. "A"*	4,000	505,560
Midway Games, Inc.* (a)	12,659	79,119
Net 1 UEPS Technologies, Inc.* (a)	21,000	522,480
NetScout Systems, Inc.*	8,400	76,020
Nuance Communications, Inc.*	53,336	816,574
OPNET Technologies, Inc.*	4,000	54,040
Opsware, Inc.*	30,900	224,025
Parametric Technology Corp.*	48,300	922,047
Pegasystems, Inc.	4,100	37,925
Progress Software Corp.*	20,794	648,773
QAD, Inc.	5,000	45,500
Quality Systems, Inc.	6,100	244,000
Quest Software, Inc.*	27,500	447,425
Radiant Systems, Inc.*	12,400	161,572
Renaissance Learning, Inc. (a)	2,800	36,876
Secure Computing Corp.*	22,837	175,845
Smith Micro Software, Inc.*	10,000	186,300
Sonic Solutions*	14,200	200,220
SPSS, Inc.*	8,600	310,460
Sybase, Inc.*	37,000	935,360
Synchronoss Technologies, Inc.*	6,400	111,360
Take-Two Interactive Software, Inc.* (a)	28,700	578,018
THQ, Inc.*	26,545	907,574
TIBCO Software, Inc.*	86,400	736,128
Transaction Systems Architects, Inc. "A"*	16,206	524,912
Ultimate Software Group, Inc.*	12,900	337,851
VA Software Corp.*	36,800	148,304
VASCO Data Security International, Inc.*	13,300	237,671
Wind River Systems, Inc.*	35,100	348,894
Witness Systems, Inc.*	13,500	363,825

		22,957,043
Materials 4.8%
Chemicals 1.8%
A. Schulman, Inc.	13,400	315,704
American Vanguard Corp. (a)	5,933	101,395
Arch Chemicals, Inc.	10,888	339,923
Balchem Corp.	5,100	90,168
Calgon Carbon Corp.* (a)	18,900	157,059
CF Industries Holdings, Inc.	23,400	902,070
Ferro Corp.	15,432	333,485
Georgia Gulf Corp.	12,447	201,766
H.B. Fuller Co.	27,296	744,362
Hercules, Inc.*	49,200	961,368
Innospec, Inc.	4,700	270,908
Koppers Holdings, Inc.	5,700	146,262

Kronos Worldwide, Inc.	1,519	49,231
Macdermid, Inc.	12,303	429,006
Minerals Technologies, Inc.	8,568	532,587
NewMarket Corp.	7,000	284,690
NL Industries, Inc.	2,732	29,779
Olin Corp.	30,254	512,503
OM Group, Inc.*	11,900	531,692
Omnova Solutions, Inc.*	13,300	72,618
Pioneer Companies, Inc.*	7,000	193,480
PolyOne Corp.*	34,762	212,048
Rockwood Holdings, Inc.*	12,887	356,712
Sensient Technologies Corp.	17,033	439,111
Spartech Corp.	14,800	434,232
Stepan Co.	1,500	39,375
Symyx Technologies, Inc.*	12,570	222,740
Terra Industries, Inc.* (a)	40,100	701,750
Tronox, Inc. "B"	18,400	257,232
W.R. Grace & Co.* (a)	28,800	760,896
Zoltek Companies, Inc.* (a)	6,900	241,017

		10,865,169
Construction Materials 0.2%
Headwaters, Inc.* (a)	16,300	356,155
Texas Industries, Inc.	9,547	721,085
US Concrete, Inc.*	18,700	146,234

		1,223,474
Containers & Packaging 0.6%
AEP Industries, Inc.*	4,100	176,300
AptarGroup, Inc.	15,200	1,017,336
Caraustar Industries, Inc.*	12,661	79,511
Chesapeake Corp.	10,533	159,048
Graphic Packaging Corp.*	26,400	125,136
Greif, Inc. "A"	7,300	811,103
Myers Industries, Inc.	9,059	169,222
Rock-Tenn Co. "A"	16,600	551,120
Silgan Holdings, Inc.	12,000	613,320

		3,702,096
Metals & Mining 1.9%
A.M. Castle & Co.	3,400	99,824
AK Steel Holding Corp.*	47,100	1,101,669
AMCOL International Corp.	10,150	300,948
Brush Engineered Materials, Inc.*	9,400	455,618
Century Aluminum Co.*	10,100	473,488
Chaparral Steel Co.	19,994	1,163,051
Cleveland-Cliffs, Inc.	17,500	1,120,175
Coeur d'Alene Mines Corp.*	114,800	471,828
Compass Minerals International, Inc.	16,500	551,100
Gibraltar Industries, Inc.	13,150	297,453
Hecla Mining Co.*	48,200	436,692
Metal Management, Inc.	11,700	540,540
NN, Inc.	6,000	74,940
Olympic Steel, Inc.	3,600	111,564
Quanex Corp.	15,175	642,661
Royal Gold, Inc. (a)	9,900	297,990
RTI International Metals, Inc.*	9,600	873,696

Ryerson, Inc. (a)	11,288	447,231
Schnitzer Steel Industries, Inc. "A"	10,050	403,708
Steel Technologies, Inc.	4,900	144,942
Stillwater Mining Co.*	14,625	185,591
Wheeling-Pittsburgh Corp.*	4,700	111,343
Worthington Industries, Inc. (a)	33,000	679,140

		10,985,192
Paper & Forest Products 0.3%
Bowater, Inc. (a)	22,600	538,332
Buckeye Technologies, Inc.*	11,898	154,436
Deltic Timber Corp.	3,500	167,860
Glatfelter	20,608	307,265
Mercer International, Inc.*	16,512	197,484
Neenah Paper, Inc.	7,500	298,050
Schweitzer-Mauduit International, Inc.	4,600	114,310
Wausau Paper Corp.	17,180	246,705

		2,024,442
Telecommunication Services 1.3%
Diversified Telecommunication Services 1.0%
Alaska Communications Systems Group, Inc.	22,300	328,925
Cbeyond, Inc.*	8,800	258,104
Cincinnati Bell, Inc.*	113,800	534,860
Citizens Communications Co.	884	13,216
Cogent Communications Group, Inc.*	9,900	233,937
Consolidated Communications Holdings, Inc.	7,930	157,728
Covad Communications Group, Inc.* (a)	113,200	143,764
CT Communications, Inc.	10,500	253,050
Eschelon Telecom, Inc.*	2,400	69,360
FairPoint Communications, Inc.	13,390	257,222
General Communication, Inc. "A"*	23,200	324,800
Globalstar, Inc.* (a)	8,300	87,980
Golden Telecom, Inc.	8,761	485,184
IDT Corp. "B"*	19,700	223,595
Iowa Telecommunications Services, Inc.	12,500	250,000
North Pittsburgh Systems, Inc.	5,000	108,850
NTELOS Holdings Corp.*	9,000	172,980
PAETEC Holding Corp.*	30,799	322,773
Premiere Global Services, Inc.*	26,448	296,747
Shenandoah Telecommunications Co.	2,524	118,855
Surewest Communications	5,000	124,350
Time Warner Telecom, Inc. "A"*	61,800	1,283,586
Vonage Holdings Corp.* (a)	18,300	63,135

		6,113,001
Wireless Telecommunication Services 0.3%
Centennial Communications Corp.*	6,500	53,495
Dobson Communications Corp. "A"* (a)	62,600	537,734
FiberTower Corp.* (a)	50,000	259,500
InPhonic, Inc.* (a)	10,300	112,270
iPCS, Inc.*	8,100	396,819
Syniverse Holdings, Inc.*	8,120	85,585
USA Mobility, Inc.	10,464	208,547
Wireless Facilities, Inc.*	28,400	36,920

		1,690,870

Utilities 2.9%
Electric Utilities 1.1%
ALLETE, Inc.	12,800	596,736
Cleco Corp.	23,160	598,223
Duquesne Light Holdings, Inc.	41,900	829,201
El Paso Electric Co.*	20,100	529,635
Empire District Electric Co.	10,700	265,360
IDACORP, Inc.	19,100	646,344
ITC Holdings Corp.	7,800	337,662
MGE Energy, Inc.	6,800	241,128
Otter Tail Corp.	10,600	362,944
Portland General Electric Co.	12,600	367,920
UIL Holdings Corp.	9,833	341,205
Unisource Energy Corp.	12,600	473,130
Westar Energy, Inc.	37,800	1,040,256

		6,629,744
Gas Utilities 0.9%
Cascade Natural Gas Corp.	4,400	115,940
EnergySouth, Inc.	1,100	46,123
New Jersey Resources Corp.	12,150	608,108
Nicor, Inc.	19,200	929,664
Northwest Natural Gas Co.	11,107	507,257
Piedmont Natural Gas Co., Inc. (a)	35,300	931,214
South Jersey Industries, Inc.	14,400	547,920
Southwest Gas Corp.	20,112	781,753
The Laclede Group, Inc.	7,100	220,668
WGL Holdings, Inc.	25,500	815,490

		5,504,137
Independent Power Producers & Energy Traders 0.0%
Ormat Technologies, Inc. (a)	4,100	172,036
Multi-Utilities 0.7%
Aquila, Inc.*	167,300	699,314
Avista Corp.	22,971	556,587
Black Hills Corp.	14,900	547,873
CH Energy Group, Inc.	6,300	306,747
NorthWestern Corp.	17,700	627,111
PNM Resources, Inc.	36,400	1,175,720

		3,913,352
Water Utilities 0.2%
American States Water Co.	6,400	235,968
California Water Service Group	6,000	229,920
SJW Corp.	4,700	190,256
Southwest Water Co. (a)	11,125	160,422

		816,566

Total Common Stocks (Cost $481,301,172)		588,202,855
	Shares	Value ($)

Warrants 0.0%
Pegasus Wireless Corp. Expiration Date 2/15/2020* (Cost $0)	2,040	0

				Principal Amount ($)	Value ($)

US Treasury Obligations 0.2%
US Treasury Bill 4.946%**, 8/9/2007 (b) (Cost $977,014)				1,000,000	982,542
				Shares	Value ($)

Closed End Investment Company 0.0%
Gladstone Investment Corp.				6,793	101,012
Technology Investment Capital Corp.				7,800	131,898

Total Closed End Investment Company (Cost $217,596)					232,910
Securities Lending Collateral 10.3%
Daily Assets Fund Institutional, 5.35% (c) (d) (Cost $61,502,203)				61,502,203	61,502,203
Cash Equivalents 1.3%
Cash Management QP Trust, 5.33% (e) (Cost $7,692,104)				7,692,104	7,692,104
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 551,690,089)				110.9	658,612,614
Other Assets and Liabilities, Net				(10.9)	(64,863,535)

Net Assets				100.0	593,749,079

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)

All or a portion of these securities were on loan amounting to $59,137,098. In addition, included in other assets and liabilities are pending sales, amounting to $384,783, that are also on loan. The value of all securities loaned at March 31, 2007 amounted to $59,521,881 which is 10.0% of net assets.

(b)				At March 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
(e)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At March 31, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

Russell E Mini 2000 Index	6/15/2007	79	6,296,146	6,383,200	87,054

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007